(ICON)
Prudential
Jennison
Growth &
Income
Fund

ANNUAL
REPORT
Sept. 30, 1997

(LOGO)

Prudential Jennison Growth & Income Fund
A Series of the Prudential Jennison Series Fund, Inc.

Performance At A Glance.
Over the past 12 months, investors in U.S. stocks broadened their interests beyond the brand-name market leaders to include the less well-known and somewhat smaller companies favored by the Prudential
Jennison Growth & Income Fund. This kept our return since inception in line with the average growth and income fund over that period, as measured by Lipper Analytical Services, even though we held a sizable amount of cash. The turn toward our stocks cut across many industries: Among the largest contributors to our return were companies in insurance, computers, photography, motor vehicles and banking.


Since                    Since
Inception2                Inception2
(Without Sales Charge)    (With Sales Charge)
              Class A
29.72%                  23.23%
Cumulative        Class B
28.83                   23.83
Total             Class C
28.83                   27.83
Returns1          Class Z
30.30                   30.30
As of 9/30/97     Lipper Growth &
Income Avg
29.61                   29.61

Past performance is not indicative
of future results.  Principal
and investment return will
fluctuate so that an investor's
shares,
when redeemed, may be worth more or
less than
their original cost.

1Source: Prudential Investments Fund
Management and Lipper
Analytical Services. The Fund charges
a maximum front-end
sales load of 5% for Class A shares
and a declining contingent
deferred sales charge (CDSC) of 5%,
4%, 3%, 2%, 1% and 1% for
six years, for Class B shares. Class C
shares have a 1% CDSC
for one year. Class B shares will
automatically convert to
Class A shares on a quarterly basis,
approximately seven
years after purchase. Class Z shares
are not subject to
a sales charge or a distribution fee.
Since each share
class has been in existence less than
one year, no average annual total
returns are presented.

2Inception date: 11/7/96, Class A, B,
C and Z shares.

How Investments Compared.
(As of 9/30/97)
(GRAPH)

Source: Lipper Analytical Services.
Financial markets change,
so a mutual fund's past performance
should never be used to
predict future results. The risks to
each of the investments
listed above are different -- we
provide 12-month total
returns for several Lipper mutual fund
categories to
show you that reaching for higher
returns means tolerating more risk.
The greater the risk, the larger the
potential reward or loss. In addition,
we've included historical 20-year
average annual returns. These returns
assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a
great deal. Investors have
received higher historical total
returns from stocks than
from most other invest-ments. Smaller
capitalization stocks
offer greater potential for long-term
growth but may be more
volatile than larger capitalization
stocks.

General Bond Funds provide more income
than stock funds,
which can help smooth out their total
returns year by year.
But their prices still fluctuate
(sometimes significantly)
and their returns have been
historically lower than those of
stock funds.

General Municipal Debt Funds invest in
bonds issued by state
governments, state agencies and/or
municipalities. This
investment provides income that is
usually exempt from
federal and state income taxes.

Money Market Funds attempt to preserve
a constant share
value; they don't fluctuate much in
price but, historically,
their returns have been generally
among the lowest of the
major investment categories.

Bradley Goldberg, Fund Manager
(PICTURE)

Portfolio
Manager's Report

The Prudential Jennison Growth &
Income Fund invests primarily
in stocks of established  companies
with growth prospects we
believe to be largely unrecognized by
the market. We aim at
strong total investment returns by
combining a focus on earnings
growth with attention to the current
price of a share.  This
discipline discourages us from paying
too much for projected
growth or from continuing to hold a
stock when the market
offers more than a fair price.  There
can be no assurance that the
Fund will reach its investment
objective.

Strategy Session
We combine a growth strategy --
looking for longterm earnings
growth at faster rates than the
overall market; and a value
strategy -- looking for companies
selling significantly below the
market price to earnings ratio.

For example, General Motors is the
largest holding in the
portfolio and among the largest
contributors to our
performance.  The company has been
restructuring for
about 18 months; investors are now
recognizing the fruits of that move.
We think GM is positioned to reward
shareholders over the next few years
with higher
earnings and more share repurchases
than are expected. It
can do this even if auto sales stay at
about 15 million a
year.  The stock is still quite
reasonably priced,
selling
at only about nine times earnings,
when the multiples for
most comparable firms are well into
the double digits.

We recently purchased Dole Foods at
about 13 times its
estimated 1998 earnings, while many
food companies sell
for more than 20 times earnings.  Why
is Dole so inexpensive?
Because bananas, which are classified
as commodities, are a
large part of their product mix, so
the company is priced
as a commodity producer instead of as
a food company.  We
believe Dole is developing a more
broad-based product mix,
and that its share price should move
up when investors come
to recognize this.

When we can't find stocks with the
growth and value
characteristics we want, we generally
wait
until prices or earnings potential
become more attractive.  Over the
past year, stocks have generally
been expensive, so we held more cash
than usual. This
will help us move quickly when
better opportunities appear.

Portfolio Composition
Sectors expressed as a percentage
of net assets as of 9/30/97.
(PIE CHART)

A Hybrid Strategy.

We use a hybrid of growth and value
investing.  We want our
stocks to have both greater earnings
growth than the market
and lower valuations.  To get that
combination, we look at
stocks where we think we are ahead of
most investors in
our expectations of earnings momentum
or earnings sustainability.  We're
somewhat contrarian -- we look
where many portfolio managers don't.

What Went Well.

Each of the largest sectors in our
portfolio already has
produced sizable gains for us. Much of
the gain in our
portfolio came in the last quarter of
our reporting period,
after investors broadened their search
for stock
values from the
narrow focus that had characterized
the market previously.

In consumer staples, our focus on
publishing and media companies
paid off very well. Since April,
Westinghouse has climbed sharply,
becoming one of the largest
contributors to our return.
Westinghouse (the owner of CBS) is a
media company that has
been restructuring. McGraw Hill, which
owns Standard & Poor's
and many electronic and paper
publications, has risen more
steadily. The New York Times
Corporation, one of our largest
holdings, also has grown rapidly all
year.

In financial services, CIGNA -- an
insurance company -- was
our second largest holding and also a
great success. We also
did well on Hibernia -- a bank holding
company. It was among
our 10 largest holdings and had a very
good year.

We had a smaller focus on technology
stocks, but it included
two traditional computer and systems
integration firms: IBM
and Unisys. Investors, focused on the
fast-moving personal
computer business, had somewhat
neglected the sound businesses
of these older firms. Both stocks
appreciated nicely in the
past year -- Unisys doubled. Xerox is
another older firm that
had to rethink its business. It was a
major contributor to
our return.

And Not So Well.

During most of our reporting period,
investors preferred the
large, name-brand growth stocks that
we were avoiding because
we thought they were overpriced. If we
had joined the herd, we
would have improved our performance
considerably over that period.
However, we believe it would have been
unwise to try to time
precisely the turn toward our less
expensive stocks.

We also held a fairly large amount of
cash -- as much as 19% during
the year, which we reduced to 14% by
September 30. We would have earned
more had that been invested in stocks,
but we still believe that
share prices are very stretched. We
had a
defensive position,
holding more cash than usual and
making a small amount of short
sales, through the entire fiscal
year. This cushioned our
portfolio during October's
downturn.

Five Largest Holdings.

3.9%   General Motors Corp.

Automobiles &
Trucks 2.9%                      CIGNA Corp.
   Insurance
2.8%   General
Motors Corp.
       Class H
       Aerospac
       e/Defens
       e
2.6%   The
Limited, Inc.
       Retail
2.5%   The New York Times Co.,
       Class A
       Publishing

Expressed as a percentage of total net
assets as of 9/30/97.

Looking Ahead.
By and large, we believed stock prices
on September 30 were
fair or higher, even for strong future
earnings, and that there
wasn't much upside left in most
stocks' prices. Moreover,
investors had been punishing companies
when their earnings
fall below analysts' high estimates,
even when those earnings
represent reasonable growth. In this
market, our refusal to pay high
prices for shares is particularly
appropriate.

We nonetheless managed to find
companies with excellent growth
prospects. For example, we expect good
performance from three
paper companies we own: Boise Cascade,
Champion International and Stone
Container.

Brad Goldberg -- What Is Hybrid
Investing? Portfolio Manager Brad
Goldberg discusses his fund's
investment
style and more.

Q. Are you a growth or value
investor?

A. Neither. We use a hybrid of
value and growth styles: we look
for good earnings growth for the
portfolio as a whole at as
reasonable a valuation as we can
find. We're trying to build
in better average earnings growth for
our holdings than for
the S&P 500, but with a significantly
lower price/earnings ratio. We
believe that such a portfolio will be
rewarded over the next 12
months, particularly if the market
leadership continues to broaden
as it did in the summer and early fall
of 1997.

Q. So you buy moderate growth stocks
because they sell at a
reasonable price?

A. No. There's more earnings variation
in the stocks we buy than is
implied by the term Omoderate growth
stock.O At any time, there
will be winners and losers in the
portfolio, but, on average, we
expect these companies to increase
their earnings by 16% in both
1997 and 1998. This is significantly
faster than the estimated
earnings growth of the S&P 500 overall
-- about 11% for 1997
and 8% for 1998. And we are not paying
a premium for this
earnings growth. For estimated 1998
earnings, we're selling
at less than 15 times earnings, while
the S&P 500 is at 20
times (as of September 30).

Q. Where do you look for these
companies?

A. We prefer mid to large cap stocks.
(Market capitalization
is the market value of all a company's
outstanding shares -- what
it would take to buy the entire
company.) We like companies that
control their destiny and have high
revenue and unit growth rates.
We frequently do well with stocks that
start between $2 billion
and $20 billion (as opposed to the $40-
$50 billion large companies).
We monitor about 400 stocks, checking
for unit growth, profitability,
clean balance sheets, management that
can capitalize on opportunities,
and a research and development
pipeline.

Q. How do you assess long-term growth
potential?

A. At daily morning meetings, our 17
investment professionals share
information and opinions about the
companies they follow. Our
analysts meet their management,
suppliers, competitors
and customers. We depend on our
analysts to make their own
judgments about risk and reward
potential using any available
information resources.
Q. Your cash holdings this year were
higher than usual. Why?
A. If we don't think there's a
compelling reason to put cash
to work, we'll hold back. We've tended
to hold moderate amounts
of cash, giving us the flexibility to
move quickly on new
equity recommendations. We don't feel
compelled to buy.

We buy when we are satisfied that a
stock's potential reward
clearly outweighs its risk. We
estimate the future trading
range for a stock; a new purchase
should have three times
the potential gain as loss.  If we
can't find a stock like
that, then we'll hold cash.  And if we
think a stock we own no longer has at
least twice the potential gain
as loss, it's a candidate for sale.
We're not attracted to a
stock that we think can rise only 15%
because the stock can
also go down 15%. We look for
significantly more growth potential
than that. This year, fewer stocks had
that favorable balance
of risk and reward.

Brad Goldberg

President's Letter
November 12, 1997
(PICTURE)

Keep Events In Perspective.

Dear Shareholder:

For investors, the late October
decline experienced by the financial
markets was unsettling -- but let's
put events in perspective.

October's downturn was the third
significant one this year. Stock
prices fell sharply in early spring
and dropped again in late summer.
Yet following each episode the
financial markets recovered any lost
ground. That's very important because
it shows that investors today
are not easily swayed by temporary
setbacks -they choose to stay
the course and are investing for the
long term.

Despite the recent volatility, it has
been a very
good year for
investors. Plus, the U.S. economy is
strong, inflation remains
low, and unemployment is down. At the
end of the sell-off on
October 27, the Standard & Poor's 500
Index had still gained
more than 18% for the year. The Dow
Jones Industrial Average was also up
11% and the Nasdaq Composite nearly
19%.

Here are a few more thoughts that may
help you during times of
market uncertainty:

--   Keep your expectations realistic.
Seasoned investors know
that financial markets rise and fall -
- as will the value of
their holdings. Over time, however,
stocks have been shown to
produce very attractive returns. As a
matter of fact, the S&P
500 rose more than 280% from the time
of the last major market
downturn (October 31, 1987) through
December 31, 1996, according
to Lipper Analytical Services.

--   Don't make rash decisions. If you
have an investment plan,
stick to it. While past performance is
not indicative of future
results, historically, investors have
profited by taking advantage of the
long-term growth potential of U.S.
stocks.

--   We're on your side. Your
Prudential Securities Financial
Advisor or Pruco Securities Registered
Representative can help
you understand what's happening in the
financial markets. Why not call him or
her today?

Thank you for your continued
confidence in Prudential Mutual
Funds and Annuities. We'll do
everything we can to keep you
informed and to earn your trust.

Sincerely,

Brian M. Storms
President, Prudential Mutual Funds &
Annuities

PRUDENTIAL JENNISON SERIES FUND, INC.
Portfolio of Investments as
PRUDENTIAL
JENNISON GROWTH &
of September 30, 1997
INCOME FUND
--------------------------------------
---------------------

Shares       Description
Value (Note
1)
    ----------------------------------
-------------------------
LONG-TERM INVESTMENTS--88.2%
COMMON STOCKS--87.3% -----------------
    -----------------------------
--------------
Aerospace/Defense--2.8%
  54,700     General Motors Corp.,
Class H
$  3,617,038
--------------------------------------
------------------------
Airlines--1.0%
  14,000     Delta Airlines, Inc.
1,318,625 ----------------------------
----------------------------------
Aluminum--4.1%
  73,200     Alumax, Inc. (a)
2,992,050
  33,000     Reynolds Metals Co.
2,336,812

------------

5,328,862 ----------------------------
----------------------------------
Automobiles & Trucks--3.9%
  74,900     General Motors Corp.
5,013,619 ----------------------------
----------------------------------
Banking--5.6%
  21,500     Chase Manhattan Corp.
2,537,000
  23,600     Fleet Financial Group,
Inc.
1,547,275
 184,700     Hibernia Corp., Class A
3,139,900

------------

7,224,175 ----------------------------
----------------------------------
Business Services--4.3%
  63,700     CUC International, Inc.
(a)
1,974,700
  29,100     Manpower, Inc.
1,149,450
  69,800     Ryder System, Inc.
2,508,437

------------

5,632,587 ----------------------------
----------------------------------
Cellular Communications--0.5%
  12,500     Vodafone Group PLC (ADR)
           (United Kingdom)
671,875 ------------------------------
--------------------------------
Commercial Services--1.4%
  74,600     Ogden Corp.
1,762,425 ----------------------------
----------------------------------
Computer Systems/Peripherals--6.8%
  29,700     Digital Equipment Corp.
(a)
1,286,381
  30,100     Hewlett-Packard Co.
2,093,831
 126,900     Intergraph Corp. (a)
$  1,380,038
  28,800     International Business
Machines
                Corp.
3,051,000
  71,300     Unisys Corp. (a)
1,091,781

------------

8,903,031 ----------------------------
----------------------------------
Environmental Services--1.6%
  57,900     Waste Management, Inc.
2,022,881 ----------------------------
----------------------------------
Foods--2.3%
  67,300     Dole Food Co., Inc.
3,041,119 ----------------------------
----------------------------------
Hotels--1.6%
  61,100     Hilton Hotels Corp.
2,058,306 ----------------------------
----------------------------------
Household & Personal Care Products--
1.0%
  71,200     The Dial Corp.
1,241,550 ----------------------------
----------------------------------
Industrial Technology/Instruments--
1.2%
  34,350     Symbol Technologies, Inc.
(a)
1,509,253 ----------------------------
----------------------------------
Insurance--5.7%
  20,200     CIGNA Corp.
3,762,250
  40,300     NAC Re Corp.
2,070,413
  47,300     TIG Holdings, Inc.
1,646,631

------------

7,479,294 ----------------------------
----------------------------------
Machinery & Equipment--1.2%
  24,200     Case Corp.
1,612,325 ----------------------------
----------------------------------
Manufacturing--1.0%
  27,800     Kennametal, Inc.
1,348,300 ----------------------------
----------------------------------
Media--1.6%
   8,200     Chris-Craft Industries,
Inc. (a)
432,038
  60,800     Westinghouse Electric
Corp.
1,645,400

------------

2,077,438
         -----------------------------
--------------------------------------
------------
See Notes to Financial Statements.
4

PRUDENTIAL JENNISON SERIES FUND, INC.
Portfolio of Investments as
PRUDENTIAL
JENNISON GROWTH &
of September 30, 1997
INCOME FUND
--------------------------------------
---------------------

Shares       Description
Value (Note 1)
    ----------------------------------
-------------------------
Office Equipment & Supplies--1.8%
  28,300     Xerox Corp.
$  2,382,506
--------------------------------------
------------------------
Oil Services--2.3%
  40,400     Baker Hughes, Inc.
1,767,500
  27,700     Dresser Industries, Inc.
1,191,100

------------

2,958,600 ----------------------------
----------------------------------
Paper & Forest Products--4.1%
  52,500     Boise Cascade Corp.
2,208,281
  31,800     Champion International
Corp.
1,937,813
  79,600     Stone Container Corp.
1,238,775

------------

5,384,869 ----------------------------
----------------------
-------------
Petroleum--5.3%
  29,600     Amerada Hess Corp.
1,825,950
  25,200     Anadarko Petroleum Corp.
1,809,675
  66,600     Union Pacific Resources
Group, Inc.
1,744,087
  34,700     Unocal Corp.
1,500,775

------------

6,880,487 ----------------------------
----------------------------------
Pharmaceuticals--0.6%
  10,600     Smithkline Beecham PLC
(ADR)
           (United Kingdom)
518,075
   6,400     Vertex Pharmaceuticals,
Inc. (a)
241,600

------------

759,675 ------------------------------
--------------------------------
Publishing--7.9%
  66,500     American Greetings Corp.,
Class A
2,452,187
  31,300     McGraw-Hill Companies,
Inc.
2,118,619
  60,900     New York Times Co., Class
A
3,197,250
  47,100     Tribune Co.
2,511,019

------------

10,279,075 ---------------------------
-----------------------------------
Railroads--1.6%
  34,300     Union Pacific Corp.
2,148,038
Real Estate--0.5%
  19,000     Equity Office Properties
Trust
$    644,813
--------------------------------------
------------------------
Retail--5.1%
  37,900     AutoZone, Inc.(a)
1,137,000
  39,300     Sears, Roebuck & Co.
2,237,644
 136,100     The Limited, Inc.
3,325,943

------------

6,700,587 ----------------------------
----------------------------------
Savings & Loan--1.7%
  30,800     Washington Mutual, Inc.
2,148,300 ----------------------------
----------------------------------
Specialty Chemicals--5.2%
  28,300     Betzdearborn, Inc.
1,935,012
  43,200     Dexter Corp.
1,730,700
  30,700     Minerals Technologies,
Inc.
1,368,069
  50,500     Morton International,
Inc.
1,792,750

------------

6,826,531 ----------------------------
----------------------------------
Steel & Metals--2.3%
  76,600     J & L Specialty Steel,
Inc.
1,029,313
  56,600     USX-U.S. Steel Group,
Inc.
1,966,850

------------

2,996,163 ----------------------------
----------------------------------
Transportation--1.3%
  58,600     Knightsbridge Tankers
Ltd.
1,659,113

------------
             Total common stocks
          (cost $92,552,713)
113,631,460

--------------------------------------
-----------------------------------
PREFERRED STOCK--0.9%
  24,900     USX-U.S. Steel Group,
Inc.
                Conv., 6.75%
                (cost $1,190,955)
1,190,531

------------
             Total long-term
                investments (cost
                $93,743,668)
114,821,991

------------

--------------------------------------
--------------------------------------
---
See Notes to Financial Statements.
5

PRUDENTIAL JENNISON SERIES FUND, INC.
Portfolio of Investments as
PRUDENTIAL
JENNISON GROWTH &
of September 30, 1997
INCOME FUND
--------------------------------------
---------------------

Moody's      Principal
Rating       Amount
(Unaudited)  (000)      Description
Value (Note 1)
--------------------------------------
---------------------
SHORT-TERM INVESTMENTS--13.6%
COMMERCIAL PAPER--6.0%
P-1          $ 5,431    Ford Motor
Credit Corp.
                          6.15%,
10/1/97
$  5,431,000
P-1            2,300    General
Electric Capital
                          Corp.
                          5.58%,
10/3/97
2,300,000

------------
                        Total
                          commercial
                          paper (cost
                          $7,731,000)
7,731,000

------------
U.S. GOVERNMENT SECURITIES--7.6%
              10,000(b) United States
                          Treasury
                          Bills
                          4.905%,
11/20/97
                          (cost
$9,931,875) 9,931,875

------------
                        Total short-
                          term
                          investments
                          (cost
$17,662,875) 17,662,875

--------------------------------------
-----------------------------------
Total investments before short sales--
101.8%
                        (cost
                          $111,406,543
                          ; Note 4)
132,484,866

------------
COMMON STOCKS SOLD SHORT(a)--(3.4%) --
--------------------------------------
----------------------
Beverages--(1.0%)
(22,000)                Coca-Cola Co.
$ (1,340,625) ------------------------
--------------------------------------
Household & Personal Care Products--
(1.2%) (23,000)           Procter &
Gamble Co.
(1,588,438) --------------------------
------------------------------------
Insurance--(1.2%)
(14,700)                American
International
                          Group, Inc.
(1,516,856)

------------
                        Total common
                          stocks sold
                          short
                          (proceeds at
                          cost
                          $4,404,329)
(4,445,919)

--------------------------------------
-----------------------------------
Total investments, net of short sales-
-98.4% 128,038,947
                        Other assets
                          in excess of
                          liabilities-
                          -1.6%
2,084,717

------------
                        Net Assets--
100% $130,123,664
------------
------------

---------------
(a) Non-income producing securities.
(b) $4,560,000 of principal amount
pledged as collateral for short sales.
ADR--American Depository Receipt. ----
--------------------------------------
-------------------------------------
See Notes to Financial Statements.
6

PRUDENTIAL JENNNISON SERIES FUND, INC.

PRUDENTIAL JENNISON GROWTH &
Statement of Assets and Liabilities
INCOME FUND
--------------------------------------
--------------------------------------
---

Assets
September 30, 1997
Investments, at value (cost
$111,406,543).........................
 ............
 ..........................
$132,484,866 Receivable for securities
sold
short.................................
 ............ .......................
4,404,329 Receivable for investments
sold..................................
 ............
 ...........................
1,369,972
Receivable for Series shares
sold..................................
 ............ .........................
272,964
Dividends and interest
receivable............................
 ............
 ...............................
146,457
Due from Broker for securities sold
short.................................
 ............ ..................
69,677
Deferred expenses and other
assets................................
 ............
 ..........................
13,887
------------
   Total
assets................................
 ............
 ......................................
 ....... 138,762,152
------------
Liabilities
Bank
overdraft.............................
 ............
 ......................................
 ........... 146,374
Investments sold short, at value
(proceeds
$4,404,329)...........................
 ............ ...........
4,445,919
Payable for investments
purchased.............................
 ............
 ..............................
3,579,120
Payable for Series shares
reacquired............................
 ............
 ............................
177,712 Accrued
expenses..............................
 ............
 ......................................
 ........ 144,192
Distribution fee
payable...............................
 ............
 .....................................
82,697
Management fee
payable...............................
 ............
 ......................................
 .
62,474

------------
   Total
liabilities...........................
 ............
 ......................................
 ....... 8,638,488

------------
Net
Assets................................
 ............
 ......................................
 ............ $130,123,664

------------

------------
Net assets were comprised of:
   Common stock, at
par...................................
 ............
 ..................................
$ 10,113
   Paid-in capital in excess of
par...................................
 ............ ......................
104,506,522

------------

104,516,635
   Undistributed net investment
income................................
 ............ ......................
39,524
   Accumulated net realized gain on
investments...........................
 ............ ..................
4,530,772
   Net unrealized appreciation on
investments...........................
 ............ ....................
21,036,733
------------
Net assets, September 30,
1997..................................
 ............
 ............................
$130,123,664

------------

------------
Class A:
   Net asset value and redemption
      price per share ($34,846,059 /
      2,704,237 shares of common
stock issued and
outstanding)..........................
 .
$12.89
   Maximum sales charge (5.0% of
offering
price)................................
 ............ ............
 .68

------------
   Maximum offering price to
public................................
 ............ .........................
$13.57

------------------

------------------
Class B:
  Net asset value, offering price and
              redemption
price per share
  ($87,557,386 / 6,808,609 shares of
                common
stock issued and
outstanding)..........................
 .
$12.86

------------------

------------------
Class C:
  Net asset value, offering price and
              redemption
price per share
      ($7,111,341 / 552,989 shares of
common stock issued and
outstanding)..........................
 ....
$12.86

------------------

------------------
Class Z:
  Net asset value, offering price and
              redemption
price per share
  ($608,878 / 47,088 shares of common
                 stock
issued and
outstanding)..........................
 ....... $12.93

------------------

------------------
         -----------------------------
--------------------------------------
------------
See Notes to Financial Statements.
7

PRUDENTIAL JENNISON SERIES FUND, INC.
PRUDENTIAL JENNISON GROWTH &
INCOME FUND
Statement of Operations --------------
--------------------------------------
-------

                                          November 7, 1996(a)
Through
Net Investment Income
September 30, 1997
Income
   Dividends (net of foreign
      withholding taxes of $2,446)....        $
1,216,996
   Interest and discount earned.......
901,679
                                              ----------
      Total income....................
2,118,675
                                              ----------
Expenses
   Distribution fee--Class A..........
60,491
   Distribution fee--Class B..........
560,606
   Distribution fee--Class C..........
50,452
   Management fee.....................
513,032
   Registration fees..................
181,000
   Reports to shareholders............
109,000
   Custodianclquos fees and
      expenses........................
108,000
   Transfer agentclquos fees and
      expenses........................
107,000
   Legal fees and expenses............
57,000
   Dividends on securities sold
      short...........................
21,921
   Audit fees.........................
20,000
   Directorsclquo fees and expenses...
10,500
   Miscellaneous......................
8,622
                                              ----
-------
      Total expenses..................
1,807,624
                                              ----------
Net investment income.................
311,051
                                              ----------
Realized and Unrealized Gain (Loss)
on Investments
Net realized gain (loss) on:
   Investment transactions............
4,572,108
   Financial futures transactions.....
140,508
   Short sales........................
(181,844)
                                              ----------

4,530,772
Net unrealized
   appreciation/depreciation on:
   Investments........................
21,078,323
   Short sales........................
(41,590)
                                              ----------

21,036,733
                                              ----------
Net gain on investments...............
25,567,505
                                              ----------
Net Increase in Net Assets Resulting
from Operations.......................
$25,878,556
                                              ----------
                                              ----------------
------------------------------------------------------
(a) Commencement of investment
operations.

PRUDENTIAL JENNISON SERIES FUND, INC.
PRUDENTIAL JENNISON GROWTH &
INCOME FUND
Statement of Changes in Net Assets ---
--------------------------------------
------------------

                                          November 7, 1996(a)
Increase (Decrease)
Through
in Net Assets
September 30, 1997
Operations
   Net investment income..............       $
311,051
   Net realized gain on investment
      transactions....................
4,530,772
   Net change in unrealized
      appreciation of investments.....
21,036,733
                                             ------------
   Net increase in net assets
      resulting from operations.......
25,878,556
                                             ------------
Dividends from net investment income
   (Note 1)
   Class A............................
(173,413)
   Class B............................
(87,383)
   Class C............................
(9,043)
   Class Z............................
(1,688)
                                             ------------

(271,527)
                                             ------------
Series share transactions (net of
   share conversions)
(Note 5)
 Net proceeds from shares
        sold......
125,652,781
   Net asset value of
      shares issued in
      reinvestment of
      dividends.......
248,524
      Cost of shares
   reacquired..........
(21,384,670)
                                             ------------
   Net increase in net assets from
      Series share transactions.......
104,516,635
                                             ------------
Total increase........................
130,123,664
Net Assets
Beginning of period...................
--
                                             ------------
End of period.........................       $
130,123,664
                                             ------------
                                             --------------------
----------------------------------------------------
(a) Commencement of investment
operations.          -----------------
--------------------------------------
------------------------
See Notes to Financial Statements.
8

PRUDENTIAL JENNISON SERIES FUND, INC.

PRUDENTIAL JENNISON GROWTH &
Notes to Financial Statements
INCOME FUND --------------------------
--------------------------------------
---------------
Prudential Jennison Growth & Income
Fund (the openqopenqSeriesclquoclquo)
is a
separately managed series of
Prudential Jennison Series Fund, Inc.,
formerly
Prudential Jennison Fund, Inc. (the
openqopenqFundclquoclquo). The Fund
was incorporated in Maryland on August
10, 1995 and is registered under the
Investment Company Act of 1940 as a
diversified, open-end management
investment
company. Investment operations
commenced on November 7, 1996.
The Seriesclquo investment objective
is to achieve long-term growth of
capital
and income, with current income as a
secondary objective. The Series seeks
to
achieve its objectives by investing
primarily in common stocks of
established
companies with growth prospects
believed to be underappreciated by the
market. ------------------------------
-----------------------------
Note 1. Accounting Policies
The following is a summary of
significant accounting policies
followed by the
Series in the preparation of its
financial statements.
Securities Valuation: Securities
listed on a securities exchange (other
than
options on securities and indices) are
valued at the last sales price on the
day
of valuation, or, if there was no sale
on such day, at the mean between the
closing bid and asked prices on such
day or at the bid price in the absence
of
an asked price as provided by a
pricing service. Securities that are
actively
traded in the over-the-counter market,
including listed securities for which
the
primary market is believed to be over-
the-counter, are valued by an
independent
pricing service. Convertible debt
securities that are actively traded in
the
over-the-counter market, including
listed securities for which the
primary
market is believed to be over-the-
counter, are valued at the mean
between the
most recently quoted bid and asked
prices provided by a principal market
maker
or independent pricing agent. Options
on securities and indices traded on an
exchange are valued at the mean
between the most recently quoted bid
and asked
prices provided by the respective
exchange. Futures contracts and
options
thereon are valued at the last sales
price as of the close of business of
the
exchange. Securities for which market
quotations are not readily available
are
valued at fair value as determined in
good faith by or under the direction
of
the Board of Directors of the Fund.
Short-term securities which mature in
more than 60 days are valued at
current
market quotations. Short-term
securities which mature in 60 days or
less are
valued at amortized cost.
All securities are valued as of 4:15
p.m., New York time.
Securities Transactions and Net
Investment Income: Securities
transactions are
recorded on the trade date. Realized
gains or losses on sales of securities
are
calculated on the identified cost
basis. Dividend income is recorded on
the
ex-dividend date; interest income is
recorded on the accrual basis.
Expenses are
recorded on the accrual basis which
may require the use of certain
estimates by
management.
Net investment income, other than
distribution fees, and realized and
unrealized
gains or losses are allocated daily to
each class of shares based upon the
relative proportion of net assets of
each class at the beginning of the
day.
Financial Futures Contracts: A
financial futures contract is an
agreement to
purchase (long) or sell (short) an
agreed amount of securities at a set
price
for delivery on a future date. Upon
entering into a financial futures
contract,
the Series is required to pledge to
the broker an amount of cash and/or
other
assets equal to a certain percentage
of the contract amount. This amount is
known as the openqopenqinitial
marginclquoclquo. Subsequent payments,
known as
openqopenqvariation marginclquoclquo,
are made or received by the Series
each
day, depending on the daily
fluctuations in the value of the
underlying
security. Such variation margin is
recorded for financial statement
purposes on
a daily basis as unrealized gain or
loss. When the contract expires or is
closed, the gain or loss is realized
and is presented in the statement of
operations as net realized gain (loss)
on financial futures contracts.
The Series invests in financial
futures contracts in order to hedge
its existing
portfolio securities, or securities
the Series intends to purchase,
against
fluctuations in value caused by
changes in prevailing interest rates.
Should
interest rates move unexpectedly,
the Series may not achieve the
anticipated
benefits of the financial futures
contracts and may realize a loss.
The use of
futures transactions involves the
risk of
imperfect correlation in movements in
the price of futures contracts,
interest rates and the underlying
hedged assets.
Short Sales: The Series may sell a
security it does not own in
anticipation of a
decline in the market value of that
security (short sale). When the Series
makes
a short sale, it must borrow the
security sold short and deliver it to
the
broker-dealer through which it made
the short sale. The proceeds received
from
the short sale are maintained as
collateral for its obligation to
deliver the
security upon conclusion of the sale.
In addition, the Series may have to
make
additional subsequent deposits with
the broker equal to the change in the
market
value of the security sold short. The
Series may have to pay a fee to borrow
the
particular security and may be
obligated to pay over any payments
received on
such borrowed securities. A gain,
limited to the price at which the
Series sold
the security short, or a loss,
unlimited in magnitude, will be
recognized upon
the termination of a short sale if the
market price at termination is less
than
or greater than, respectively, the
proceeds originally received. --------
--------------------------------------
---------------------------------

PRUDENTIAL JENNISON SERIES FUND, INC.

PRUDENTIAL JENNISON GROWTH &
Notes to Financial Statements             INCOME
FUND ---------------------------------
--------------------------------------
--------
Dividends and Distributions: The
Series expects to pay dividends of net
investment income, if any, semi-
annually and to make distributions of
any net
capital gains at least annually.
Dividends and distributions are
recorded on the
ex-dividend date. Income distributions
and capital gain distributions are
determined in accordance with income
tax regulations which may differ from
generally accepted accounting
principles. Taxes: It is the
Seriesclquo policy to meet the
requirements of the Internal
Revenue Code applicable to
regulated investment companies and
to distribute all
of its taxable net income to its
shareholders. Therefore, no federal
income tax
provision is required.
Withholding taxes on foreign dividends
have been provided for in accordance
with
the Seriesclquo understanding of the
applicable countryclquos tax rules and
rates. -------------------------------
----------------------------
Note 2. Agreements
The Fund has a management
agreement with Prudential
Investments Fund Management
LLC (openqopenqPIFMclquoclquo).
Pursuant to a subadvisory
agreement between PIFM
and Jennison Associates Capital Corp.
(openqopenqJennisonclquoclquo),
Jennison furnishes investment advisory
services in connection with the
management of the
Fund. Under the subadvisory agreement,
Jennison, subject to the supervision
of
PIFM, is responsible for managing the
assets of the Series in accordance
with
its investment objectives, and
policies.
The management fee paid PIFM is
computed daily and payable monthly, at
an annual
rate of .60 of 1% of the average daily
net assets of the Series. PIFM pays
Jennison a subadvisory fee at an
annual rate of .30 of 1% of the
average daily
net assets of the Series up to and
including $300 million and .25 of 1%
of such
assets in excess of $300 million. PIFM
also pays the cost of compensation of
officers and employees of the Fund,
occupancy and certain clerical and
bookkeeping costs of the Fund. The
Fund bears all other costs and
expenses.
The Fund has a distribution agreement
with Prudential Securities
Incorporated
(openqopenqPSIclquoclquo), which acts
as the distributor of the Class A,
Class
B, Class C and Class Z shares of the
Fund. The Fund compensates PSI for
distributing and servicing the
Fundclquos Class A, Class B and Class
C shares,
pursuant to plans of distribution,
(the openqopenqClass A, B and C
Plansclquoclquo) regardless of
expenses actually incurred by them.
The
distribution fees are accrued daily
and payable monthly. No distribution
or
service fees are paid to PSI as
distributor of the Class Z shares of
the Fund.
Pursuant to the Class A, B and C
Plans, the Fund compensates PSI for
distribution-related activities at an
annual rate of up to .30 of 1%, 1% and
1%
of the average daily net assets of
the Class A, B and C shares,
respectively.
Such expenses under the plans were
 .25 of 1%, 1% and 1% of average daily
net
assets of the Class A, B and C
shares, respectively, for the fiscal
year ended
September 30, 1997.
PSI has advised the Series that it
has received approximately $182,700
in
front-end sales charges resulting
from sales of Class A shares during
the period
ended September 30, 1997. From
these fees, PSI paid such sales
charges to
affiliated broker-dealers, which in
turn paid commissions to
salespersons and
incurred other distribution costs.
PSI has advised the Series that
for the period ended September 30,
1997, it
received approximately $124,500 and
$1,100 in contingent deferred sales
charges
imposed upon certain redemptions by
Class B and C shareholders,
respectively.
PIFM, Jennison and PSI are wholly-
owned subsidiaries of The Prudential
Insurance
Company of America.
The Series, along with other
affiliated registered investment
companies (the
openqopenqFundsclquoclquo), entered
into a credit agreement (the
openqopenqAgreementclquoclquo) on
December 31, 1996 with an unaffiliated
lender.
The maximum commitment under the
Agreement is $200,000,000. The
Agreement
expires on December 30, 1997. Interest
on any such borrowings outstanding
will
be at market rates. The purpose of the
Agreement is to serve as an
alternative
source of funding for capital share
redemptions. The Series has not
borrowed any
amounts pursuant to the Agreement as
of September 30, 1997. The Funds pay a
commitment fee at an annual rate of
 .055 of 1% on the unused portion of
the
credit facility. The commitment fee is
accrued and paid quarterly on a pro-
rata
basis by the Funds. ------------------
--------------------------------------
---
Note 3. Other Transactions with
Affiliates Prudential Mutual Fund
Services LLC
(openqopenqPMFSclquoclquo), a wholly-
owned subsidiary of PIFM, serves as
the Seriesclquo transfer agent. During
the period
ended September 30, 1997, the Series
incurred fees of approximately $88,800
for
the services of PMFS. As of September
30, 1997, approximately $10,800 of
such
fees were due to PMFS. Transfer agent
fees and expenses in the Statement of
Operations include certain out-of-
pocket expenses paid to non-
affiliates.
For the period ended September 30,
1997, PSI earned approximately $13,900
in
brokerage commissions from portfolio
transactions executed on behalf of the
Series. ------------------------------
--------------------------------------
-----------

PRUDENTIAL JENNISON SERIES FUND, INC.

PRUDENTIAL JENNISON GROWTH &
Notes to Financial Statements             INCOME
FUND ---------------------------------
--------------------------------------
--------
Note 4. Portfolio Securities
Purchases and sales of investment
securities, other than short-term
investments,
for the period ended September 30,
1997 were $134,293,429 and
$45,121,869,
respectively.
The cost basis of the investments for
federal income tax purposes at
September
30, 1997, was $111,465,724 and,
accordingly, net unrealized
appreciation of
investments for federal income tax
purposes was $21,019,142 (gross
unrealized appreciation-$21,019,566;
gross unrealized depreciation--$424).
--------------------------------------
---------------------
Note 5. Capital
The Series offers Class A, Class B,
Class C and Class Z shares. Class A
shares
are sold with a front-end sales charge
of up to 5%. Class B shares are sold
with
a contingent deferred sales charge
which declines
from 5% to zero depending on
the period of time the shares are
held. Class B shares will
automatically
convert to Class A shares on a
quarterly basis approximately seven
years after
purchase. A special exchange privilege
is also available for shareholders who
qualified to purchase Class A shares
at net asset value. Class C shares are
sold
with a contingent deferred sales
charge of 1% during the first year.
Class Z
shares are not subject to any sales or
redemption charge and are offered
exclusively for sale to a limited
group of investors.
There are 3 billion shares of $.001
par value common stock authorized
which are
divided into three Series, each of
which offers four classes, designated
Class
A, Class B, Class C and Class Z, each
of which consists of 250 million
authorized shares.
Transactions in shares of common stock
for the period November 7, 1996
(commencement of investment
operations) through September 30, 1997
were as
follows:

Class A                                   Shares
Amount
--------------------------------------
--------------------
Shares sold...........................
3,742,825 $39,152,598
Shares issued in reinvestment of
  dividends...........................
  14,160
157,166
Shares reacquired.....................
(1,113,963)  (12,460,182)
                                        --------------------
Net increase in shares outstanding
 before conversion...................
               2,643,022
26,849,582
Shares issued upon conversion from
 Class B.............................
                61,215
732,819
                                        --------------------
Net increase in shares outstanding....
2,704,237 $27,582,401
                                        --------------------
                                        --------------------
Class B
--------------------------------------
Shares sold...........................
7,590,360 $79,524,546
Shares issued in reinvestment of
  dividends...........................
  7,661
80,973
Shares reacquired.....................
(728,030)   (8,137,956)
                                        --------------------
Net increase in shares outstanding
 before conversion...................
               6,869,991
71,467,563
Shares reacquired upon conversion into
  Class A.............................
(61,382)     (732,819)
                                        --------------------
Net increase in shares outstanding....
6,808,609 $70,734,744
                                        --------------------
                                        --------------------
Class C
--------------------------------------
Shares sold...........................
608,639 $                               6,265,784
Shares issued in reinvestment of
  dividends...........................
  827
8,698
Shares reacquired.....................
(56,477)     (614,072)
                                        --------------------
Net increase in shares outstanding....
552,989 $                               5,660,410
                                        --------------------
                                        --------------------
Class Z
--------------------------------------
Shares sold...........................
62,839 $                                  709,853
Shares issued in reinvestment of
  dividends...........................
  146
1,687
Shares reacquired.....................
(15,897)     (172,460)
                                        -------------------
-
Net increase in shares outstanding....      47,088
$   539,080
                                        -------------------
-
                                        -------------------
-
         -----------------------------
--------------------------------------
------------

PRUDENTIAL JENNISON SERIES FUND, INC.

PRUDENTIAL JENNISON GROWTH &
Financial Highlights
INCOME FUND
--------------------------------------
--------------------------------------
---

November 7, 1996(a) Through September
30, 1997

--------------------------------------
----------------------------

Class A           Class B
Class C
Class Z

-------------     -------------     --
-----------
-------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
period................       $ 10.00          $
10.00          $ 10.00          $
10.00

-------          ---------          -
------
---------
Income from investment operations
Net investment
income...............................
 .09                .02
 .02
 .10
Net realized and unrealized gain on
investment

transactions.........................
 ............ 2.87               2.86  2.86
2.92

-------          ---------          -
------
---------
   Total from investment
operations.................          2.96
2.88             2.88
3.02

-------          ---------          -
------
---------
Less distributions
Dividends from net investment
income................
(.07)
(.02)            (.02)              (.09)
-------          ---------          -------
---------
Net asset value, end of
period......................
$ 12.89
$   12.86          $ 12.86          $   12.93
-------          ---------          -------
---------

-------          ---------          -------
---------
TOTAL
RETURN(c)..........................
 ........... 29.72%
28.83%                              28.83%
30.30%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
(000).....................
$34,846
$  87,558          $ 7,111          $     609
Average net assets
(000)............................       $27,008
$  62,575          $ 5,631          $     227
Ratios to average net assets(b):
   Expenses, including distribution
fees............          1.58%
2.33%
2.33%              1.33%
   Expenses, excluding distribution
fees............          1.33%
1.33%
1.33%              1.33%
   Net investment
income............................
 .90% .15%             .15%
1.15%
Portfolio turnover
rate.............................
55%
55%              55%
55%
Average commission rate paid per
share..............       $ .0588
$
 .0588          $ .0588          $
 .0588

---------------
(a) Commencement of investment
operations.
(b) Annualized.
(c) Total return does not consider the
effects of sales loads. Total return
is
   calculated assuming a purchase of
               shares on
the first day and a sale on the
 last day of each period reported and
               includes
reinvestment of dividends and
   distributions. Total returns for
              periods of
less than a full year are not
    annualized. ----------------------
--------------------------------------
-------------------
See Notes to Financial Statements.
12

PRUDENTIAL JENNISON SERIES FUND, INC.

PRUDENTIAL JENNISON GROWTH &
Report of Independent Accountants
INCOME
FUND ---------------------------------
-----------------
------------------------------
To the Shareholders and Board of
Directors of Prudential Jennison
Series Fund, Inc., Prudential
Jennison Growth & Income Fund

In our opinion, the accompanying
statement of assets and
liabilities, including
the portfolio of investments, and
the related statements of
operations and of
changes in net assets and the
financial highlights present fairly,
in all
material respects, the financial
position of Prudential Jennison Series
Fund,
Inc., Prudential Jennison Growth &
Income Fund (the
openqopenqFundclquoclquo,
one of the portfolios constituting
Prudential Jennison Series Fund, Inc.)
at
September 30, 1997, and the results of
its operations, the changes in its net
assets and the financial highlights
for the year then ended, in
conformity with
generally accepted accounting
principles. These financial
statements and
financial highlights (hereafter
referred to as openqopenqfinancial
statementsclquoclquo) are the
responsibility of the Fundclquos
management; our
responsibility is to express an
opinion on these financial statements
based on
our audit. We conducted our audit of
these financial statements in
accordance
with generally accepted auditing
standards which require that we plan
and
perform the audit to obtain reasonable
assurance about whether the financial
statements are free of material
misstatement. An audit includes
examining, on a
test basis, evidence supporting the
amounts and disclosures in the
financial
statements, assessing the accounting
principles used and significant
estimates
made by management, and evaluating the
overall financial statement
presentation.
We believe that our audit, which
included confirmation of securities at
September 30, 1997 by correspondence
with the custodian and brokers, and
the
application of alternative auditing
procedures where securities purchased
had
not been received, provides a
reasonable basis for the opinion
expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York
November 14, 1997 --------------------
--------------------------------------
---------------------

PRUDENTIAL JENNISON SERIES FUND, INC.

PRUDENTIAL JENNISON GROWTH &
Tax Information
INCOME FUND
--------------------------------------
------------
------------------------------
We are required by the Internal
Revenue Code to advise you within 60
days of the
Fundclquos fiscal year end (September
30, 1997) as to the federal tax status
of
dividends and distributions paid by
the Series during such fiscal year
end.
We also wish to advise you that 24.37%
of the dividends paid from ordinary
income in the fiscal year ended
September 30, 1997 qualified for the
corporate
dividends received deduction available
to corporate taxpayers.
We are required by Massachusetts,
Missouri and Oregon to inform you that
dividends which have been derived from
interest on federal obligations are
not
taxable to shareholders. Please be
advised that 17.56% of the dividends
paid
from ordinary income in the fiscal
year ended September 30, 1997, qualify
for
each of these statesclquo tax
exclusion.
In January 1998, you will be advised
on IRS Form 1099 DIV or substitute
1099 DIV
as to the federal tax status of the
dividends and distributions received
by you
in calendar year 1997. ---------------
--------------------------------------
--------------------------

Getting
The Most
From Your
Prudential
Mutual
Fund.

Change Your Mind.
You can exchange your shares in most
Prudential Mutual Funds
for shares in most other Prudential
Mutual Funds, without
charges. This may be most helpful if
your investment needs change.

Reinvest Dividends Free Of Charge.
Reinvest your dividends and/or capital
gains distributions
automatically -- without charge.

Invest For Retirement.
There is no minimum investment for an
IRA. Plus, you defer taxes on your
investment earnings by investing in an
IRA.

If you'd like, you can contribute up
to $2,000 a year in an IRA.
And if you are married and not covered
by a retirement plan at
work, you and your spouse may each
contribute $2,000 a year
to an IRA for a total of $4,000.

Change Your Job.
You can take your pension with you.
Use a rollover IRA to manage
your company-sponsored retirement plan
while retaining the special
tax-deferred advantages.

Invest In Your Children.
There's no fee to open a custodial
account for a child's education
or other needs.

Take Income.
Would you like to receive monthly or
quarterly checks in any
amount from your fund account? Just
let us know. We'll take
care of it. Of course, there are
minimum amounts. And shares
redeemed may be subject to tax, and
Class B and C shares may
be subject to contingent deferred
sales charges. We'll gladly
answer your questions.

Keep Informed.
We want to keep you up-to-date. Of
course, you receive
account activity statements every
quarter. But you also
receive annual and semi-annual fund
reports, as well as
other important updates on events that
affect your investments, including tax
information.

This material is only authorized for
distribution when
preceded or accompanied by a current
prospectus. Read
the prospectus carefully before you
invest or send money.

Getting
The Most
From Your
Prudential
Mutual
Fund.

When you invest through Prudential
Mutual Funds, you receive
financial advice through a Prudential
Securities financial
advisor or Prudential/Pruco Securities
registered representative.
Your advisor or representative can
provide you with the following
services:

There's No Reward Without Risk; But Is
This Risk Worth It?

Your financial advisor or registered
representative can help you
match the reward you seek with the
risk you can
tolerate. And
risk can be difficult to gauge --
sometimes even the simplest
investments bear surprising risks. The
educated investor
knows that markets seldom move in just
one direction -- there
are times when a market sector or
asset class will lose value
or provide little in the way of total
return. Managing your
own expectations is easier with help
from someone who
understands the markets and who knows
you!

Keeping Up With The Joneses.

A financial advisor or registered
representative
can help
you wade through the numerous mutual
funds available to find
the ones that fit your own individual
investment profile and
risk tolerance. While the newspapers
and popular magazines
are full of advice about investing,
they are aimed at generic
groups of people or representative
individuals, not at you
personally. Your financial advisor or
registered representative
will review your investment objectives
with you. This means
you can make financial decisions based
on the assets and
liabilities in your current portfolio
and your risk
tolerance -- not just based on the
current investment fad.

Buy Low, Sell High.

Buying at the top of a market cycle
and selling at the
bottom are among the most common
investor mistakes. But
sometimes it's difficult to hold on to
an investment when
it's losing value every month. Your
financial advisor or
registered representative can answer
questions when you're
confused or worried about your
investment, and remind you
that you're investing for the long
haul.

Comparing A $10,000 Investment. ------
-------------------------------------
Prudential Jennison Growth & Income
Fund
vs. the S&P 500 Index.

--Prudential Jennison Growth
 &
Inc
ome
Fun
 d

//S
&P
500
Ind
ex

Past performance is not indicative of
future results. Investment
return and principal value will
fluctuate so an investor's shares,
when redeemed, will be worth more or
less than their original cost.

These graphs are furnished to you in
accordance with SEC regulations.
They compare a $10,000 investment in
the Prudential Jennison
Growth & Income Fund (Class A, Class
B, Class C and Class Z)
with a similar investment in the S&P
500 Index (the Index) by portraying
the initial account values at the
commencement of operations
of each class, and subsequent account
values at the end of
this reporting period (September 30),
as measured on a quarterly
basis, beginning in 1996 for Class A,
Class B, Class C and Class
Z shares. For purposes of the graphs,
and unless otherwise
indicated, in the accompanying tables
it has been assumed (a)
that the maximum applicable front-end
sales charge was deducted
from the initial $10,000 investment in
Class A shares; (b) the
maximum applicable contingent deferred
sales charge was deducted
from the value of the investment in
Class B and Class C shares,
assuming full redemption on September
30, 1997; (c) all
recurring fees (including management
fees) were deducted; and
(d) all dividends and distributions
were reinvested. Class
B shares will automatically convert to
Class A shares, on a
quarterly basis, beginning
approximately seven years after
purchase. This conversion feature is
not reflected in the graph. Class
Z shares are not subject to a sales
charge or a distribution fee.

The S&P 500 is a capital-weighted
index, representing the
aggregate market value of the common
equity of 500 stocks
primarily traded on the New York Stock
Exchange. The S&P 500 is
an unmanaged index and includes the
reinvestment of all
dividends, but does not reflect the
payment of transaction
costs and advisory fees associated
with an investment in
the Fund. The securities in the S&P
500 may differ substantially from the
securities in the Fund. The S&P
500 is not the only index that may
be used to characterize
performance of stock funds and other
indexes may portray
different comparative performance.

Class A     (GRAPH)

Class B
(GRAPH) Class
C     (GRAPH)
Class Z
(GRAPH)

Prudential
Mutual Funds
Gateway
Center Three
100 Mulberry
Street
Newark, NJ
07102-4077

(800) 225-
1852
http://www.pr
udential.com

Directors
Edward D.
Beach
Delayne
Dedrick
Gold Robert
F. Gunia
Donald D.
Lennox
Douglas H.
McCorkindal
e Mendel A.
Melzer
Thomas T. Mooney Stephen P. Munn
Richard A. Redeker
Robin B. SmithLouis A. Weil, III
Clay T. Whitehead

Officers
Richard A. Redeker, President
Thomas A. Early, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant
Treasurer
S. Jane Rose, Secretary
Marguerite E.H. Morrison,
Assistant Secretary

Manager
Prudential Investments Fund
Management LLC Gateway Center
Three
100 Mulberry Street
Newark, NJ  07102-
4077

Investment Adviser
Jennison Associates
Capital Corp. 466
Lexington Avenue
New York, NY  10017

Distributor
Prudential Securities
Incorporated One
Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and
Trust Company One
Heritage Drive
North
Quincy, MA
02171

Transfer
Agent
Prudential Mutual Fund
Services LLC P.O. Box
15005
New Brunswick, NJ 08906

Independent Accountants
Price Waterhouse LLP
1177 Avenue of the
Americas
New York, NY 10036

Legal Counsel
Gardner, Carton &
Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

74437E503   MF172E
74437E602   Cat. #42M247K
74437E701
74437E800





(ICON)
Prudential
Jennison
Growth
Fund

ANNUAL
REPORT
Sept. 30, 1997

(LOGO)

Prudential Jennison Growth Fund

A Series of the Prudential Jennison Series Fund, Inc.

Performance At A Glance.
Investors in U.S. stocks broadened their interest over the past 12 months beyond the familiar brand-name market leaders to include the less well-known and somewhat smaller companies favored by the Prudential Jennison Growth Fund. A large proportion of our stocks also were in the two bestperforming sectors: technology and finance. As a result, your Fund generally returned six percentage points
(depending on
the share class) more than the average growth fund, as measured by Lipper Analytical Services.

                                              One Since
                                              Year
Inception2
Cumulative         Class A
40.29%      53.90%
Total              Class B
39.39
51.80
Returns1           Class C
39.39
51.80
As of 9/30/97      Class Z3
40.71
49.71
                   Lipper Growth Fund
Avg4   33.52 ***

                                              One Since
                                              Year Inception2
Average            Class A 33.28%
21.99%
Annual Total       Class B
34.39 22.68
Returns1           Class C
38.39 24.41
As of 9/30/97      Class Z3
40.71 31.85

Past performance is not indicative of
future results. Principal
and investment return will fluctuate
so that an investor's shares,
when redeemed, may be worth more or
less than their original cost.

1Source: Prudential Investments Fund
Management and Lipper
Analytical Services. The cumulative
total returns do not take
into account sales charges. The
average annual returns do take
into account applicable sales charges.
The Fund charges a maximum
front-end sales load of 5% for Class A
shares and a declining
contingent deferred sales charge
(CDSC) of 5%, 4%, 3%, 2%, 1%
and 1% for six years, for Class B
shares. Class C shares have
a 1% CDSC for one year. Class B shares
will automatically
convert to Class A shares on a
quarterly basis, approximately
seven years after purchase. Class Z
shares are not subject
to a sales charge or a distribution
fee.

2Inception dates: 11/2/95 for Class A,
B, and C shares; 4/15/96
for Class Z shares. On 9/20/96 The
Prudential Institutional
Fund - Growth Stock Fund merged into
the Jennison Growth Fund,
Class Z shares.

3On September 20, 1996, the assets and
liabilities of the
Prudential Institutional Fund --
Growth Stock Fund (Growth
Stock Fund) were transferred to the
Prudential Jennison
Growth Fund in exchange soley for
Class Z shares of the
Fund. The investment objective and
policies of both funds
were substantially similar and both
shared the same
investment adviser. Accordingly, if
you purchased shares
of the Growth Stock Fund at its
inception on 11/5/92 and
owned them through 9/20/96 (thereby
participating in the
fund reorganization), and continued to
own Class Z
shares
received in the reorganization through
9/30/97, your average
annual total returns after fees and
expenses would have
been 40.71% for one year; 28.90% for
three years;
and
21.37% since inception. Your
cumulative total returns
would have been 40.71%, 114.22% and
158.39% for the
same time periods, respectively.

4These are average returns for the 784
funds in Lipper Analytical
Services' Growth Fund category for the
past year.

*** Lipper since inception returns
were 56.82% for Class A, B and
C shares and 39.05% for Class Z
representing all funds in each
share class.

How Investmen
    ts
    Compared.
    (As of
    9/30/97)
       (GRAPH
       )

Source: Lipper Analytical Services.
Financial markets change, so a mutual
fund's past performance should never
be used to predict future results.
The risks to each of the investments
listed above are different -- we
provide 12-month total returns for
several Lipper mutual fund
categories to show you that reaching
for higher returns means
tolerating more risk. The greater the
risk, the larger the
potential reward or loss. In
addition, we've included historical
20-year average annual returns. These
returns assume the reinvestment
of dividends.

U.S. Growth Funds will fluctuate a
great deal. Investors have
received higher historical total
returns from stocks than from
most other investments. Smaller
capitalization stocks offer
greater potential for long-term
growth but may be more volatile
than larger capitalization stocks.

General Bond Funds provide more
income than stock funds, which
can help smooth out their total
returns year by year. But their
prices still fluctuate (sometimes
significantly) and their returns
historically have been lower than
those of stock funds.

General Municipal Debt Funds invest
in bonds issued by state
governments, state agencies and/or
municipalities. This investment
provides income that is usually exempt
from federal and state income taxes.

Money Market Funds attempt to preserve
a constant share value; they
don't fluctuate much in price but
historically their returns have
been generally among the lowest of the
major investment categories.

David Poiesz, Fund Manager
Peter Reinemann, Associate Fund
Manager

(PICTURE)    (PICTURE)

Portfolio
Managers'
Report

The Prudential Jennison Growth Fund
invests primarily in stocks
of medium and large companies
(generally those with a total
market value of at least $1 billion)
that we believe have
above-average prospects for growth.
The Fund may also invest
in stocks of foreign companies,
investment grade bonds, and
securities issued or backed by the
U.S. government and its
agencies, such as mortgage backed
securities. There can be
no assurance that the Fund will
achieve its investment objective.

Our Investment Style.
We are growth investors with a
difference. Jennison
tries to identify stocks' potential
for earnings growth
over the coming 12 to 18 months.  We
look for firms that
can control their own destinies and
have room to grow,
so we tend to focus on medium- to
large-sized companies.
Because we use a longer time horizon
than many growth
investors, we can weather the
turbulence, or even benefit,
when a well-managed company has a
short-term disappointment.


Strategy Session.
Our focus on long-term earnings growth
potential not only paid
off for us handsomely this year, it
helped us buy inexpensively
for future growth.

We were patient.  The "rolling bear"
in technology has finished its
roll.  Oversupplies of cellular phones
and personal computers in late
1995 created a rolling bear market as
pressures moved through the
supply chain. The last to be affected
were the networking companies,
which had become relatively expensive
as the only technology industry
that hadn't had a downturn. When these
stocks fell early this year,
we bought. After similar corrections
in the past, technology stocks
followed up with several years of
excellent performance.

We didn't jump ship.  Pfizer's share
price dropped this past
summer because their marketing and
development expenses jumped,
but this was because more drugs
received FDA approval than
expected. We already owned Pfizer, but
we took advantage of
the overreaction to buy about 50% more
at a lower price. We
think that analysts will raise next
year's earnings estimates.

And we have a wide perspective.  We
take into account the impact
of the business climate on future
earnings.

When interest rates are low, financial
stocks historically
have risen. Their business grows
because borrowing is cheaper.
In addition to some large companies --
such as Chase Manhattan
Bank and the Mortgage Guarantee
Insurance Corporation (MGIC), a
dominant player in the mortgage
insurance business -- we own
Mutual Risk Management, a small-cap
insurance services
company.  Financial stocks are selling
at very reasonable
price-to-earnings ratios.

Portfolio Composition.
Sectors expressed as a percentage
of net assets as of 9/30/97.
      (PIE CHART)

What Went Well.
Good Companies.
Although we select stocks company by
company, our holdings fell
predominantly in the top-performing
sectors of the stock market:
technology, health care and financial
services.
We also benefited
from a shift in investor preferences.
For a while, investors
pushed prices ever higher on a few
dozen of the largest familiar
stocks -- too high in our judgment.
We bought less well-known
firms that we thought represented
better value. This summer,
the market leaders appeared to hit
earnings plateaus and
investors looked more widely for
inexpensive stocks.  They
found us there first, and bid up the
prices of our holdings.

--  Among technology stocks, the
companies that did well for
us included the computer companies
Dell and Compaq, the
chipmakers Intel and Texas
Instruments, and the software
company Microsoft. The
telecommunications company Nokia
also was a big winner for us.

--  Schlumberger is an oil services
company that is using
technology to reduce its customers'
cost of getting oil out
of the ground.  It is much cheaper to
extract oil today than
it was 10 years ago.  Our shares
performed very well.

--  Some drug companies have products
that can save lives or
help lower the cost of health care by
reducing hospital stays.
Much of their sales are in the U.S.,
so an expensive dollar
doesn't hurt their earnings as much as
some other multinational companies.
Lilly was a large contributor to this
year's return.  Our portfolio also
includes Pfizer, SmithKline
Beecham, Bristol-Myers Squibb and
Warner Lambert.

And Not So Well.
PhyCor (a health care company) and
Monsanto (chemicals) haven't
paid off yet, although we still expect
them to.
We sold our EDS
(data processing) shares after three
earnings disappointments,
as well as our investments in
Picturetel (electrical equipment)
and Astra (pharmaceuticals).

Five Largest
Holdings.

3.5%   Pfizer, Inc.
Pharmaceutical
       s
3.2%   Hewlett-
Packard Co.

Computer
Systems 3.1%
Cisco Systems,
Inc.
   Networking
2.7%   Intel
Corp.

Electronic
Components 2.6%
Schlumberger,
Ltd.
  Oil Services

Expressed as a percentage of net
assets
as of 9/30/97.

Looking Ahead.
We think our retail stocks still have
considerable potential.
For example, we own Sears Roebuck and
Kohl's Department stores.
The latter is a seven-state chain of
retailers oriented to
mid-priced apparel.  Its stores are
friendly and efficient
and we see them expanding nationwide.
Kohl's already has
contributed above-average gains to our
return.

We anticipate further strong
performance from our technology
companies. We expect Hewlett Packard's
growth to accelerate
when it introduces its next generation
of servers and printer
technology, and our networking stocks
are still recovering
from their first quarter slowdown.

We also think business conditions for
our pharmaceutical and
financial companies still create
substantial longrange potential.

David Poiesz -- A Different Kind of
Growth Investor.

Portfolio Manager David Poiesz
discusses his investment philosophy,
the financial markets and the
prospects for future growth.

Q. There are many growth investors.
What makes you different?

A I want to own companies that will
produce a portfolio that
can grow earnings about 20% every
year. We use a 12- to 18-month
time horizon when forecasting. We like
to find companies where
an earnings disappointment or short-
term controversy has knocked
down the share price or where business
is improving and not yet
fully recognized. Then we get a
bargain. We focus on the
fundamentals of the business and try
not to be misled by
earnings setbacks that are only
temporary.

Q. So you are long-term investors?

A. We're not merely "buy-and-hold"
investors; we also respond
to current prices. If they get
significantly ahead of where
we think they should be in the current
market, then we may
trim back our holdings a little and
wait for a good opportunity
to buy the stock back cheaper.

Q. Which stocks do you follow?

A. We are a mid to large cap manager.
(Market capitalization is
the market value of all a company's
outstanding shares -- what
it would take to buy the entire
company.)  We like companies
that control their destiny and have
high revenue and unit growth
rates. From time to time, the mid caps
may be a quarter or a third
of the portfolio.  We frequently do
well with stocks that start
between $2 billion and $20 billion (as
opposed to the $40 to
$50 billion large companies).

Q. How large a universe are you
looking at?

A. We monitor about 400 stocks.  We're
generally going to look
at any company with more than $1
billion in capitalization, but
we don't follow it if it doesn't have
the growth characteristics
we want.  We look for unit growth,
profitability, clean balance
sheets, management that can capitalize
on opportunities, and a
research and development pipeline.


Q. How do you assess long-term growth
potential?

A. At Jennison we manage more than $20
billion in equities. At
daily morning meetings, our 17
investment professionals share
information and opinions about the
companies they follow.  Our
analysts meet their management,
suppliers, competitors and
customers.  We depend on our analysts
to make their own
judgments about risk and reward
potential using any available
information resources.

Q. Besides stock picking, what goes
into selecting a portfolio?

A.  We select about 60 companies by
looking at
risk/return
characteristics.  We try to weight
the portfolio so that our
largest position isn't going to be
our highest risk position,
but will provide a modest return.
Then, we might also have a
small position with both high risk
and high potential return.
Such stocks would be only a small
part of the portfolio.

I believe we're more disciplined and
                less
short-term than
most growth managers. I don't think
we turn over our portfolio
as much as some of our competitors
do. Some managers follow
mathematical models that force them
to sell a stock as soon
as its growth rate declines for a
quarter.

Dave Poiesz       (PICTURE)

President's Letter
November 12, 1997
(PICTURE)

Keep Events In Perspective.

Dear Shareholder:

For investors, the late October
decline experienced by the
financial markets was unsettling --
but let's put events in perspective.

October's downturn was the third
significant one this year. Stock
prices fell sharply in early spring
and dropped again in late
summer. Yet following each episode the
financial markets recovered
any lost ground. That's very important
because it shows that
investors today are not easily swayed
by temporary setbacks -- they
choose to stay the course and are
investing for the long term.

Despite the recent volatility, it has
been a very good year for
investors. Plus, the U.S. economy is
strong, inflation remains
low, and unemployment is down. At the
end of the sell-off
on October 27, the Standard & Poor's
500 Index had still
gained more than 18% for the year.
The Dow Jones Industrial
Average was also up 11% and the Nasdaq
Composite nearly 19%.

Here are a few more thoughts that may
help you
during times of market uncertainty:

--   Keep your expectations realistic.
Seasoned investors know
that financial markets rise and fall -
- as will the value of
their holdings. Over time, however,
stocks have been shown to
produce very attractive returns. As a
matter of fact, the S&P
500 rose more than 280% from the time
of the last major market
downturn (October 31, 1987) through
December 31, 1996, according
to Lipper Analytical Services.

--   Don't make rash decisions.  If
you have an investment plan,
stick to it. While past performance is
not indicative of future
results, historically,  investors have
profited by taking advantage
of the long-term growth potential of
U.S. stocks.

--   We're on your side.   Your
Prudential Securities Financial
Advisor or Pruco Securities Registered
Representative can help
you understand what's happening in the
financial markets. Why
not call him or her today?

Thank you for your continued
confidence in Prudential Mutual
Funds and Annuities. We'll do
everything we can to keep you
informed and to earn your trust.

Sincerely,

Brian M. Storms
President, Prudential Mutual Funds &
Annuities

Portfolio of Investments as
PRUDENTIAL JENNISON SERIES FUND, INC.
of September 30, 1997
PRUDENTIAL
JENNISON GROWTH FUND -----------------
--------------------------------------
----

Shares       Description
Value
(Note 1) -----------------------------
    -----------------
--------------
LONG-TERM INVESTMENTS--98.9%
COMMON STOCKS--98.9% -----------------
    -----------------------------
--------------
Aerospace/Defense--2.5%
        325,000     Boeing Co.
                   $
17,692,188
 396,000     Gartner Group, Inc.
11,880,000

29,572,188 ---------------------------
--------------------------------
Banks & Financial Services--8.0%
 218,900
Chase Manhattan Corp.
25,830,200
 260,900     MBNA Corp.
10,566,450
 421,390     Morgan Stanley,
Dean Witter,
                Discover &
Co.
22,781,397
 399,600     Schwab (Charles) Corp.
14,285,700
 329,400     Washington Mutual, Inc.
22,975,650

96,439,397 ---------------------------
--------------------------------
Business Services--6.3%
 627,425
CUC International, Inc.(a)
19,450,175
 377,600     Eagle River Interactive,
                Inc.(a)
4,059,200
 318,800     Manpower, Inc.
12,592,600
 276,500     Omnicom Group, Inc.
20,115,375
 269,800     Reuters Holdings PLC
(ADR)
           (United Kingdom)
19,223,250

75,440,600 ---------------------------
--------------------------------
Cellular Communications--0.9%
 214,600
Vodafone Group PLC (ADR) (United
                Kingdom)
11,534,750 ---------------------------
--------------------------------
Chemicals--1.5%
 460,000     Monsanto Co.
17,940,000 ---------------------------
--------------------------------
Computer Systems/Peripherals--10.0%
 404,800     Compaq Computer Corp.(a)
30,258,800
 218,400     Dell Computer Corp.(a)
21,157,500
 362,700     Diebold, Inc.
17,182,913
 558,900     Hewlett-Packard Co.
38,878,481
 116,400     International Business
Machines
                Corp.
12,331,125

119,808,819
Diversified Operations--1.2%

206,700     General Electric Co.
$
14,068,519 ---------------------------
--------------------------------
EDP Software & Services--3.6%
 339,400     Intuit, Inc.(a)
10,860,800
 130,400     Microsoft Corp. (a)
17,253,550
 165,500     SAP AG (ADR)(Germany)
14,728,110

42,842,460 ---------------------------
--------------------------------
Electronic Components--6.7%
 348,800
Intel Corp.
32,198,600
  610,400     International Rectifier
               Corp.(a)
14,268,100
 372,200     LSI Logic Corp. (a)
11,956,925
 161,800     Texas Instruments, Inc.
21,863,225

80,286,850 ---------------------------
--------------------------------
Health Care Services--2.7%
 628,700
Healthsouth Corp.(a)
16,778,431
 536,000     PhyCor, Inc.(a)
15,577,500

32,355,931 ---------------------------
--------------------------------
Hotels--2.5%
 237,800
Doubletree Corp.(a)
11,473,850
 541,200     Hilton Hotels Corp.
18,231,675

29,705,525 ---------------------------
--------------------------------
Household & Personal Care Products--
1.3%
 176,700
Gillette Co.
15,251,419 ---------------------------
-----------------------
----------
Industrial Technology/Instruments--
4.3%
 173,500     Applied Materials,
Inc.(a)
16,525,875
 248,500     KLA Tencor Corp.(a)
16,789,281
 426,700     Symbol Technologies, Inc.
18,748,131

52,063,287
         -----------------------------
--------------------------------------
------------
See Notes to Financial Statements.
4

Portfolio of Investments as
PRUDENTIAL JENNISON SERIES FUND, INC.
of September 30, 1997
PRUDENTIAL JENNISON GROWTH FUND ------
--------------------------------------
---------------

Shares
Description                    Value
(Note 1) -----------------------------
    -----------------
--------------
Insurance--7.2%
  82,900     CIGNA Corp.                         $
15,440,125
 316,800     MGIC Investment Corp.
18,156,600
 327,533     Mutual Risk Management,
Ltd.
16,642,771
 218,300     Provident Companies, Inc.
15,267,356
 448,700     UNUM Corp.
20,471,937

85,978,789 ---------------------------
--------------------------------
Machinery--1.1%
 193,800
Case Corp.
12,911,925 ---------------------------
--------------------------------
Media--2.7%
 278,300     Clear Channel
Communications,
                Inc.(a)
18,054,712
 181,100     The Walt Disney Co.
14,601,188

32,655,900 ---------------------------
-----------------------
----------
Networking--5.4%
 533,200
3Com Corp.(a)
27,326,500
 512,000     Cisco Systems, Inc. (a)
37,408,000

64,734,500 ---------------------------
--------------------------------
Oil Services--2.6%
 368,600
Schlumberger, Ltd.
31,031,512 ---------------------------
--------------------------------
Pharmaceuticals--11.2%
 150,200     Boston Scientific Corp.
(a)
8,289,163
 246,100     Bristol-Myers Squibb Co.
20,364,775
 224,400     Eli Lilly & Co.
27,026,175
 689,200     Pfizer, Inc.
41,395,075
 523,700     Smithkline Beecham PLC
(ADR)
           (United Kingdom)
25,595,837
  91,100     Warner-Lambert Co.
12,292,806

134,963,831 --------------------------
---------------------------------
Retail--8.5%
 216,100
AutoZone, Inc.(a)
6,483,000
 662,500     Corporate Express,
Inc.(a)
13,995,313
 455,925     Dollar General Corp.
15,529,945
 355,600     Gap, Inc.
17,802,225
     207,600     Home Depot, Inc.
                   $
10,821,150
 249,700     Kohl's Corp.(a)
17,728,700
 336,800     Sears, Roebuck & Co.
19,176,550

101,536,883 --------------------------
---------------------------------
Telecommunication Services--1.3%

437,800     AirTouch Communications,
Inc.(a)
15,514,538
  15,000     RSL Communications,
Ltd.(a)
330,000

15,844,538 ---------------------------
--------------------------------
Telecommunications Equipment--5.6%
 190,400
Ciena Corp.(a)
9,430,750
 286,600     Motorola, Inc.
20,599,375
 242,500     Nokia Corp.
(ADR)(Finland)
22,749,531
 287,100     Tellabs, Inc.(a)
14,785,650

67,565,306 ---------------------------
--------------------------------
Trucking & Shipping--1.8%
 278,100
Federal Express Corp.(a)
22,248,000

Total long-term investments
          (cost $853,003,444)
1,186,780,929

Moody's
 Principal
Rating        Amount
(Unaudited)   (000) ------------------
--------------------------------------
---
SHORT-TERM INVESTMENT--0.9%
Commercial Paper--0.9%
P1            $10,159      Ford Motor
Credit Co.
                             6.15%,
10/1/97
                             (cost
$10,159,000) 10,159,000 --------------
--------------------------------------
-------
Total Investments--99.8%
                           (cost
                             $863,162,
                             444; Note
                             4)
1,196,939,929
                           Other
                             assets in
                             excess of

liabilities--0.2% 2,489,931

---------------
                           Net Assets-
-100%
$ 1,199,429,860

---------------

---------------

---------------
(a) Non-income producing security.
ADR--American Depository Receipt. ----
--------------------------------------
-------------------------------------
See Notes to Financial Statements.
5

PRUDENTIAL JENNISON SERIES FUND, INC.
Statement of Assets and Liabilities
PRUDENTIAL JENNISON GROWTH FUND ------
--------------------------------------
-----------------------------------

Assets
September 30, 1997
Investments, at value (cost
$863,162,444).........................
 ............ .........................
$1,196,939,929
Cash..................................
 ............
 ......................................
 ............ ...             1,132,392
Receivable for investments
sold..................................
 ............
 ..........................
5,014,392 Receivable for Series shares
sold..................................
 ............ ........................
4,739,703 Dividends and interest
receivable............................
 ............
 ..............................
652,640
Deferred expenses and other
assets................................
 ............ .........................
135,543

------------------
   Total
assets................................
 ............
 ......................................
 ...... 1,208,614,599
------------------
Liabilities
Payable for investments
purchased.............................
 ............
 .............................
6,036,257
Payable for Series shares
reacquired............................
 ............
 ...........................
1,919,751 Management fee
payable...............................
 ............
 ......................................
570,278
Distribution fees
payable...............................
 ............
 ...................................
378,572
Accrued expenses and other
liabilities...........................
 ............
 ..........................
262,783 Withholding taxes
payable...............................
 ............
 ...................................
17,098

------------------
   Total
liabilities...........................
 ............
 ......................................
 ...... 9,184,739
------------------
Net
Assets................................
 ............
 ......................................
 ........... $1,199,429,860

------------------

------------------
Net assets were comprised of:
   Common stock, at
par...................................
 ............
 .................................
$
78,191
   Paid-in capital in excess of
par...................................
 ............ .....................
784,299,181

------------------

784,377,372
   Accumulated net realized gain on
investments...........................
 ............ .................
81,276,520
   Net unrealized appreciation on
investments...........................
 ............ ...................
333,775,968

------------------
Net assets, September 30,
1997..................................
 ............
 ...........................
$1,199,429,860

------------------

------------------
Class A:
   Net asset value and redemption
      price per share ($145,022,025 /
      9,421,277 shares of common
stock issued and
outstanding).........................
$15.39
   Maximum sales charge (5% of
offering
price)................................
 ............ .............
 .81

------------------
   Maximum offering price to
public................................
 ............ ........................
$16.20

------------------

------------------
Class B:
  Net asset value, offering price and
              redemption
price per share
      ($419,405,140 / 27,634,577
shares of common stock issued and
outstanding)........................
$15.18

------------------

------------------
Class C:
  Net asset value, offering price and
              redemption
price per share
  ($25,133,800 / 1,656,067 shares of
                common
stock issued and
outstanding)..........................
$15.18

------------------

------------------
Class Z:
  Net asset value, offering price and
              redemption
price per share
      ($609,868,895 / 39,477,787
shares of common stock issued and
outstanding)........................
$15.45

------------------

------------------
         -----------------------------
--------------------------------------
------------
See Notes to Financial Statements.
6

PRUDENTIAL JENNISON SERIES FUND, INC.
PRUDENTIAL JENNISON GROWTH FUND
Statement of Operations --------------
--------------------------------------
-------

Year Ended

September 30,
Net Investment Income (Loss)
1997
Income
 Dividends (net of foreign withholding
                 taxes
      of
$185,509)............................            $
6,429,231
   Interest...........................
   ........
967,368

Total
income............................
7,396,599
                                                 Expenses

Management
fee.............................
5,276,337
        Distribution fee--Class
          A..................
264,954
        Distribution fee--Class
          B..................
2,994,762
        Distribution fee--Class
          C..................
182,481
       Transfer agent's fees and
           expenses.........
1,376,000
              Reports to
   shareholders....................
235,000
             Registration
    fees..........................
233,000
         Custodian's fees and
        expenses..............
128,000
            Legal fees and
     expenses....................
65,000
   Amortization of deferred
      organization
      expense.........................
      ........
37,967
                 Audit
 fee..................................
20,000
               Insurance
   expense..........................
12,000
          Directors' fees and
        expenses...............
10,500
Miscellaneous.........................
                 .....
11,912

Total
expenses..........................
10,847,913
                                                 Net investment
income (loss).................. (3,451,314 )

      Realized and Unrealized Gain
on Investments
Net realized gain on investment
transactions..........................
 .....
90,453,012
Net change in unrealized appreciation
   on
   investments........................
   ........
224,732,097
                                                 Net gain on
investments....................... 315,185,109

      Net Increase in Net Assets
Resulting from
Operations.....................
$311,733,795




PRUDENTIAL JENNISON SERIES FUND, INC.
PRUDENTIAL JENNISON GROWTH FUND
Statement of Changes in Net Assets ---
--------------------------------------
------------------

November 2, 1995(a)


Year Ended Through
Increase (Decrease)
September 30,
September 30,
in Net Assets
1997
1996
Operations
   Net investment income
      (loss)...............   $
      (3,451,314)
$   (2,046,837)
   Net realized gain (loss)
      on investments.......
90,453,012
(9,176,492)
   Net change in unrealized
      appreciation on
      investments..........
224,732,097
36,196,257
                              --------
------                        --
------------------
   Net increase in net
      assets resulting from
      operations...........
311,733,795
24,972,928
                              --------
------                        --
------------------
Series share transactions
   (net of share conversions) (Note 5)
   Net proceeds from shares
sold.................
859,180,110
819,026,956
   Cost of shares
      reacquired...........
(666,161,401)
(149,422,528)
                              --------
------                        --
------------------
   Net increase in net
      assets from Series
      share transactions...
193,018,709
669,604,428
                              --------
------                        --
------------------
Total increase.............
504,752,504
694,577,356
Net Assets
Beginning of period........
694,677,356
100,000
                              --------
------                        --
------------------
End of period..............
$1,199,429,860
$  694,677,356
                              --------
------                        --
------------------
                              --------
------                        --
------------------
---------------
(a) Commencement of investment
operations.          -----------------
--------------------------------------
------------------------
See Notes to Financial
Statements.     7

PRUDENTIAL JENNISON SERIES
FUND, INC. Notes to
Financial Statements
PRUDENTIAL JENNISON GROWTH FUND ------
--------------------------------------
-----------------------------------
Prudential Jennison Growth Fund (the
'Series') is a separately managed
series of
Prudential Jennison Series Fund, Inc.,
formerly Prudential Jennison Fund,
Inc.
(the 'Fund'). The Fund was
incorporated in Maryland on August 10,
1995 and is
registered under the Investment
Company Act of 1940 as a diversified,
open-end
management investment company. The
Series had no significant operations
other
than the issuance of 3,334 shares of
Class A and 3,333 shares of Class B
and
Class C common stock for $100,000 on
September 13, 1995 to Prudential
Investments Fund Management LLC
('PIFM'). Investment operations
commenced on
November 2, 1995.
The Series' investment objective is
to achieve long-term growth of
capital by
investing primarily in equity
securities (common stock, preferred
stock and
securities convertible into common
stock) of established companies with
above-average growth prospects. ------
--------------------------------------
---------------
Note 1. Accounting Policies
The following is a summary of
significant accounting policies
followed by the
Series in the preparation of its
financial statements.
Securities Valuation: Securities
listed on a securities exchange (other
than
options on securities and indices) are
valued at the last sales price on the
day
of valuation, or, if there was no sale
on such day, at the mean between the
closing bid and asked prices on such
day or at the bid price in the absence
of
an asked price, as provided by a
pricing service. Securities that are
actively
traded in the over-the-counter market,
including listed securities for which
the
primary market is believed to be over-
the-counter, are valued by an
independent
pricing service. Convertible debt
securities that are actively traded in
the
over-the-counter market, including
listed securities for which the
primary
market is believed to be over-the-
counter, are valued at the mean
between the
most recently quoted bid and asked
prices provided by a principal market
maker
or independent pricing agent. Options
on securities and indices traded on an
exchange are valued at the mean
between the most recently quoted bid
and asked
prices provided by the respective
exchange. Futures contracts and
options
thereon are valued
at the last sales price as of the
close of business of the exchange.
Securities
for which market quotations are not
readily available are valued at fair
value
as determined in good faith by or
under the direction of the Board of
Directors
of the Fund.
Short-term securities which mature in
more than 60 days are valued at
current
market quotations. Short-term
securities which mature in 60 days or
less are
valued at amortized cost.
All securities are valued as of 4:15
p.m., New York time.
Securities Transactions and Net
Investment Income: Securities
transactions are
recorded on the trade date. Realized
gains or losses on sales of securities
are
calculated on the identified cost
basis. Dividend income is recorded on
the
ex-dividend date; interest income is
recorded on the accrual basis and is
net of
discount accretion and premium
amortization. Expenses are recorded on
the
accrual basis which may require the
use of certain estimates by
management.
Net investment income (loss), other
than distribution fees, and realized
and
unrealized gains or losses are
allocated daily to each class of
shares based
upon the relative proportion of net
assets of each class at the beginning
of the
day.
Dividends and Distributions: The
Series expects to pay dividends of net
investment income, if any, semi-
annually and to make distributions of
any net
capital gains at least annually.
Dividends and distributions are
recorded on the
ex-dividend date. Income distributions
and capital gain distributions are
determined in accordance with income
tax regulations which may differ from
generally accepted accounting
principles.
Taxes: It is the Series' policy to
continue to meet the requirements of
the
Internal Revenue Code applicable to
regulated investment companies and
to
distribute all of its taxable net
income to its shareholders.
Therefore, no
federal income tax provision is
required. Withholding taxes on
foreign dividends have been provided
for in accordance with
the Series' understanding of the
applicable country's tax rules and
rates.
Deferred Organization Expenses:
Approximately $200,000 of expenses
were incurred
in connection with the organization
of the Fund. These costs have been
deferred
and are being amortized ratably over
a period of sixty months from the
date the
Series commenced investment
operations. Reclassification of
Capital Accounts: The Series
accounts and reports for
distributions to shareholders in
accordance with the American
Institute of
Certified Public Accountants'
Statement of Position 93-2:
Determination,
Disclosure, and Financial Statement
Presentation of Income, Capital
Gain, and
Return of Capital Distributions by
Investment Companies. For the year
ended
September 30, 1997, the Series
reclassified current net operating
losses by
decreasing accumulated net
investment loss and decreasing paid-
in capital by
$3,451,314. Net investment income,
net realized gains, and net assets
were not
affected by this change. -------------
--------------------------------------
--------
Note 2. Agreements
The Fund has a management agreement
with PIFM. Pursuant to a subadvisory
agreement between PIFM and Jennison
Associates Capital -------------------
--------------------------------------
----------------------
                                        PRUDENTIAL JENNISON
SERIES FUND, INC.
Notes to Financial Statements           PRUDENTIAL
JENNISON GROWTH FUND -----------------
--------------------------------------
------------------------
Corp. ('Jennison'), Jennison furnishes
investment advisory services in
connection with the management of the
Fund. Under the subadvisory agreement,
Jennison, subject to the supervision
of PIFM, is responsible for managing
the
assets of the Series in accordance
with its investment objectives and
policies.
The management fee paid PIFM will be
computed daily and payable monthly, at
an
annual rate of .60 of 1% of the
average daily net assets of the
Series. PIFM
pays Jennison a subadvisory fee at an
annual rate of .30 of 1% of the
average
daily net assets of the Series up to
and including $300 million and .25 of
1% of
such assets in excess of $300 million.
PIFM also pays the cost of
compensation
of officers and employees of the Fund,
occupancy and certain clerical and
bookkeeping costs of the Fund. The
Fund bears all other costs and
expenses.
The Fund has a distribution agreement
with Prudential Securities
Incorporated
('PSI'), which acts as the distributor
of the Class A, Class B, Class C and
Class Z shares. The Fund compensates
PSI for distributing and servicing the
Fund's Class A, Class B and Class C
shares, pursuant to plans of
distribution,
(the 'Class A, B and C Plans'),
regardless of expenses actually
incurred by PSI.
The distribution fees are accrued
daily and
payable monthly. No distribution or
service fees are paid to PSI as
distributor of the Class Z shares of
the Fund.
Pursuant to the Class A, B and C
Plans, the Fund compensates PSI for
distribution-related activities at an
annual rate of up to .30 of 1%, 1% and
1%
of the average daily net assets of
the Class A, B and C shares,
respectively.
Such expenses under the plans were
 .25 of 1%, 1% and 1% of the average
daily net
assets of the Class A, B and C
shares, respectively, for the fiscal
year ended
September 30, 1997.
PSI has advised the Series that it
has received approximately $608,000
in
front-end sales charges resulting
from sales of Class A shares during
the year
ended September 30, 1997. From
these fees, PSI paid such sales
charges to
affiliated broker-dealers, which in
turn paid commissions to
salespersons and
incurred other distribution costs.
PSI has advised the Series that for
the year ended September 30, 1997, it
received approximately $727,100 and
$5,600 in contingent deferred sales
charges
imposed upon certain redemptions by
Class B and C shareholders,
respectively.
PIFM, Jennison and PSI are indirect,
wholly-owned subsidiaries of The
Prudential
Insurance Company of America.
The Fund, along with other
affiliated registered investment
companies (the
'Funds'), entered into a credit
agreement (the 'Agreement') on
December 31, 1996
with an unaffiliated lender. The
maximum commitment under the
Agreement is
$200,000,000. The Agreement expires
on December 30, 1997. Interest on
any such
borrowings outstanding will be at
market rates. The purpose of the
Agreement is
to serve as an alternative source of
funding for capital share
redemptions. The
Series has not borrowed any amounts
pursuant to the Agreement as of
September
30, 1997. The Funds pay a commitment
fee at an annual rate of .055 of 1%
on the
unused portion of the credit
facility. The commitment fee is
accrued and paid
quarterly on a pro-rata basis by the
Funds. -------------------------------
----------------------------
Note 3. Other Transactions with
Affiliates Prudential Mutual Fund
Services LLC ('PMFS'), a wholly-owned
subsidiary of PIFM,
serves as the Fund's transfer agent.
During the year ended September 30,
1997,
the Series incurred fees of
approximately $1,236,000 for the
services of PMFS.
As of September 30, 1997,
approximately $122,000 of such fees
were due to PMFS.
Transfer agent fees and expenses in
the Statement of Operations include
certain
out-of-pocket expenses paid to non-
affiliates.
For the year ended September 30, 1997,
PSI earned
approximately $50,600 in
brokerage commissions from portfolio
transactions executed on behalf of the
Series. ------------------------------
-----------------------------
Note 4. Portfolio Securities
Purchases and sales of investment
securities, other than short-term
investments,
for the year ended September 30, 1997
were $724,562,581 and $541,374,570,
respectively.
The cost of investments for federal
income tax purposes at September 30,
1997,
was $864,345,826 and, accordingly, net
unrealized appreciation of investments
for federal income tax purposes was
$332,594,103 (gross unrealized
appreciation--$343,656,967; gross
unrealized depreciation--$11,062,864).
--------------------------------------
---------------------
Note 5. Capital
The Series offers Class A, Class B,
Class C and Class Z shares. Class A
shares
are sold with a front-end sales charge
of up to 5%. Class B shares are sold
with
a contingent deferred sales charge
which declines from 5% to zero
depending on
the period of time the shares are
held. Class B shares automatically
convert to
Class A shares on a quarterly basis
approximately seven years after
purchase. A
special exchange privilege is also
available for shareholders who
qualified to
purchase Class A shares at net asset
value. Class C shares are sold with a
contingent deferred sales charge of 1%
during -------------------------------
--------------------------------------
----------
PRUDENTIAL JENNISON SERIES FUND, INC.
Notes to Financial Statements
PRUDENTIAL JENNISON GROWTH FUND ------
--------------------------------------
-----------------------------------
the first year. Class Z shares are not
subject to any sales or redemption
charge
and are offered for sale to specific
categories of investors.
There are 3 billion shares of $.001
par value common stock authorized
which are
divided into three series, each of
which offers four classes, designated
Class
A, Class B, Class C and Class Z, each
of which consists of 250 million
authorized shares. Of the shares
outstanding at September 30, 1997,
PIFM owned
10,000 shares of the Series.
Transactions in shares of common
stock were as follows:

Class A
Shares
Amount
-----------------------------------
-----------------------
Year ended September 30, 1997
Shares sold........................
25,998,077 $
330,048,473
Shares reacquired..................
(24,630,004) (310,892,744)

-----------------------
Net increase in shares outstanding
  before conversion................
              1,368,073
19,155,729
Shares issued upon conversion from
  Class B..........................
               263,019
3,525,367

-----------------------
Net increase in shares
  outstanding......................
  1,631,092
$  22,681,096

-----------------------

-----------------------
November 2, 1995(a) through
  September 30, 1996
Shares sold........................
18,039,463 $
185,913,237
Shares reacquired..................
(10,367,758) (108,741,785)

-----------------------
Net increase in shares outstanding
  before conversion................
              7,671,705
77,171,452
Shares issued upon conversion from
  Class B..........................
               115,146
1,214,220

-----------------------
Net increase in shares
  outstanding......................
  7,786,851
$  78,385,672

-----------------------

-----------------------
Class B
-----------------------------------
Year ended September 30, 1997
Shares sold........................
11,358,438 $
145,846,890
Shares reacquired..................
(4,716,088) (59,467,575)

-----------------------
Net increase in shares outstanding
  before conversion................
              6,642,350
86,379,315
Shares reacquired upon conversion
  into Class A.....................
              (266,196)
(3,525,367)

-----------------------
Net increase in shares
  outstanding......................
  6,376,154
$  82,853,948

-----------------------

-----------------------
Class B
Shares
Amount
-----------------------------------
-----------------------
November 2, 1995(a) through
  September 30, 1996
Shares sold........................
23,516,319 $
240,060,319
Shares reacquired..................
(2,146,698) (22,165,141)

-----------------------
Net increase in shares outstanding
  before conversion................
             21,369,621
217,895,178
Shares reacquired upon conversion
  into Class A.....................
              (114,531)
(1,214,220)

-----------------------
Net increase in shares
  outstanding......................
  21,255,090
$ 216,680,958

-----------------------

-----------------------
Class C
-----------------------------------
Year ended September 30, 1997
Shares sold........................
560,427 $
7,367,068
Shares reacquired..................
(307,304) (3,823,506)

-----------------------
Net increase in shares
  outstanding......................
  253,123
$   3,543,562

-----------------------

-----------------------
November 2, 1995(a) through
  September 30, 1996
Shares sold........................
1,610,012 $
16,355,793
Shares reacquired..................
(210,401)
(2,163,259)

-----------------------
Net increase in shares
  outstanding......................    1,399,611
$  14,192,534

-----------------------

-----------------------
Class Z
-----------------------------------
Year ended September 30, 1997
Shares sold........................
30,018,513 $
375,917,679
Shares reacquired..................
(23,558,475) (291,977,576)

-----------------------
Net increase in shares
  outstanding......................    6,460,038
$  83,940,103

-----------------------

-----------------------
April 15, 1996(b) through
  September 30, 1996
Shares sold........................    2,971,624
$  32,570,435
Shares issued due to acquisition of
  The Prudential Institutional
   Fund--Growth Stock Fund..........
              31,510,396
344,127,172
Shares reacquired..................
(1,464,271) (16,352,343)
                                     -
----------------------
Net increase in shares
  outstanding......................
  33,017,749
$ 360,345,264
                                     -
----------------------
                                     -
----------------------
---------------
(a) Commencement of investment
operations.
(b) Commencement of offering of Class
Z shares.          -------------------
--------------------------------------
----------------------

PRUDENTIAL JENNISON SERIES FUND, INC.
Financial Highlights
PRUDENTIAL
JENNISON GROWTH FUND -----------------
--------------------------------------
------------------------

Class A
Class B
Class C
                                        --------------------
----------  ------------------------
-------     -------------

November 2,
November 2,
                                            Year 1995(a)
Year            1995(a)
Year
                                            Ended Through
Ended            Through
Ended
                                        September 30,
September 30,      September 30,
September 30,     September 30,
                                            1997 1996
1997            1996
1997
                                        ------------     ---
----------  -------------               ------
-------     -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
   period...........................      $
10.97          $ 10.00          $
10.89
$   10.00          $ 10.89
                                        ------------
------             -------------            ------
-------         ------
Income from investment operations
Net investment income
(loss)(d)..... (.03)                         (.03)
(.12)
(.10)            (.12)
Net realized and unrealized
   gain on investment
   transactions..........
4.45             1.00
4.41
 .99             4.41
                                        ------------
------             -------------            ------
-------         ------
   Total from investment
      operations....................
4.42              .97
4.29
 .89             4.29
                                        ------------
------             -------------            ------
-------         ------
Net asset value, end of period......      $
15.39          $ 10.97          $
15.18
$   10.89          $ 15.18
                                        ------------
------             -------------            ------
-------         ------
                                        ------------
------             -------------            ------
-------         ------
TOTAL RETURN(c).....................
40.29%            9.70%
39.39%
8.90%           39.39%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000).....      $
145,022          $85,440          $
419,405
$ 231,541          $25,134
Average net assets
(000)............                        $
105,982          $70,667
$ 299,476
$ 162,412          $18,248
Ratios to average net assets:
   Expenses, including
      distribution
      fees....................
      ......
1.09%            1.23%(e)
1.84%
1.98%(e)         1.84%
   Expenses, excluding
      distribution
      fees....................
      ......
 .84%             .98%(e)
 .84%
 .98%(e)          .84%
   Net investment income
(loss)..... (.25)%                    (.37)%(e)
(1.00)%
(1.12)%(e)       (1.00)%
Portfolio turnover
rate.............
63%              42%
63%
42%              63%
Average commission rate paid per
   share............................      $
 .0596          $ .0611          $
 .0596
$   .0611          $ .0596
Class Z
-------------------------------
                                       November 2, April
15,
                                         1995(a) Year
1996(b)
                                         Through Ended
Through

September 30,      September 30,
September 30,
                                          1996 1997
1996

------------      -------------     --
-----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
   period...........................     $ 10.00
$   10.98         $   10.32
                                          ----------------
--    -------------
Income from investment operations
Net investment income (loss)(d).....        (.10)
--              (.02)
Net realized and unrealized gain on
   investment transactions..........         .99
4.47               .68
                                          ----------------
--    -------------
   Total from investment
      operations....................         .89
4.47               .66
                                          ----------------
--    -------------
Net asset value, end of period......     $ 10.89
$   15.45         $   10.98
                                          ----------------
--    -------------
                                          ------
-------------     -------------
TOTAL RETURN(c).....................
8.90% 40.71%             6.40%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000).....
$15,281 $ 609,869         $ 362,416
Average net assets (000)............
$12,550 $ 455,684         $  26,829
Ratios to average net assets:
   Expenses, including
      distribution
      fees.......................
      ...
1.98%(e)            .84%
   .98%(e) Expenses, excluding
   distribution
      fees.......................
      ...
 .98%(e)            .84%
   .98%(e) Net investment income
   (loss).....
(1.12)%(e)            --
(.12)%(e) Portfolio turnover
rate.............          42% 63%
42%
Average commission rate paid per
   share............................
   $ .0611
$   .0596         $   .0611

---------------
(a) Commencement of investment
operations.
(b) Commencement of offering of Class
Z shares. (c) Total return does not
consider the effects of sales loads.
Total return is
   calculated assuming a purchase of
               shares on
the first day and a sale on the
 last day of each period reported and
               includes
reinvestment of dividends and
   distributions. Total returns for
              periods of
less than a full year are not
    annualized.
(d) Calculated based upon weighted
average shares outstanding during the
period.
(e) Annualized. ----------------------
--------------------------------------
-------------------
See Notes to Financial Statements.
11

PRUDENTIAL JENNISON SERIES FUND, INC.
Report of Independent Accountants
PRUDENTIAL JENNISON GROWTH FUND ------
--------------------------------------
-----------------------------------
To the Shareholders and Board of
Directors of Prudential Jennison
Series Fund, Inc., Prudential Jennison
Growth Fund
In our opinion, the accompanying
statement of assets and liabilities,
including
the portfolio of investments, and the
related statements of operations and
of
changes in net assets and the
financial highlights present fairly,
in all
material respects, the financial
position of Prudential Jennison Series
Fund,
Inc., Prudential Jennison Growth Fund
(the 'Fund', one of the portfolios
constituting Prudential Jennison
Series Fund, Inc.) at September 30,
1997, and
the results of its operations, the
changes in its
net assets and the financial
highlights for the year then ended, in
conformity with generally accepted
accounting principles. These financial
statements and financial highlights
(hereafter referred to as 'financial
statements') are the responsibility of
the
Fund's management; our responsibility
is to express an opinion on these
financial statements based on our
audit. We conducted our audit of these
financial statements in accordance
with generally accepted auditing
standards
which require that we plan and perform
the audit to obtain reasonable
assurance
about whether the financial statements
are free of material misstatement. An
audit includes examining, on a test
basis, evidence supporting the amounts
and
disclosures in the financial
statements, assessing the accounting
principles
used and significant estimates made by
management, and evaluating the overall
financial statement presentation. We
believe that our audit, which included
confirmation of securities at
September 30, 1997 by correspondence
with the
custodian and the application of
alternative auditing procedures where
securities purchased had not been
received, provides a reasonable basis
for the
opinion expressed above. The
accompanying statement of changes in
net assets and
the financial highlights for the
period ended September 30, 1996 were
audited by
other independent accountants, whose
opinion dated November 4, 1996 was
unqualified.

PRICE
WATERHOUSE LLP
1177 Avenue of
the Americas
New York, New
York
November 14, 1997



PRUDENTIAL JENNISON SERIES FUND, INC.
Change of Auditors
PRUDENTIAL JENNISON GROWTH FUND ------
--------------------------------------
-----------------------------------
  Effective March 1, 1997, Deloitte &
              Touche LLP
was terminated as the Fund's
auditors. For the period ended
September 30, 1996, Deloitte & Touche
LLP
expressed an unqualified opinion on
the Series' financial statements.
There were
no disagreements between Fund
management and Deloitte & Touche LLP
prior to
their termination. The Board of
Directors approved the termination of
Deloitte &
Touche LLP and the appointment of
Price Waterhouse LLP as the Fund's
independent
accountants. -------------------------
--------------------------------------
----------------

Comparing A $10,000 Investment. ------
--------------------------------------
--------
Prudential Jennison Growth Fund vs.
the S&P 500 Index.

--Prudential Jennison Growth Fund
//S&P 500 Index

Past performance is not indicative of
future results. Investment
return and principal value will
fluctuate so an investor's shares,
when redeemed, will be worth more or
less than their original cost.

These graphs are furnished to you in
accordance with SEC regulations.
They compare a $10,000 investment in
the Prudential Jennison Growth
Fund (Class A, Class B, Class C and
Class Z) with a similar
investment in the S&P 500 Index (the
Index) by portraying the
initial account values at the
commencement of operations of
each class, and subsequent account
values at the end of this
reporting period (September 30), as
measured on a quarterly
basis, beginning in 1995 for Class A,
Class B and Class C
shares; and in 1996 for Class Z
shares. For purposes of the
graphs, and unless otherwise
indicated, in the accompanying
tables it has been assumed (a) that
the maximum applicable
front-end sales charge was deducted
from the initial $10,000
investment in Class A shares; (b) the
maximum applicable contingent deferred
sales charge was deducted
from the value of the investment in
Class B and Class C
shares, assuming full redemption on
September 30, 1997;
(c) all recurring fees (including
management fees) were
deducted; and (d) all dividends and
distributions were
reinvested. Class B shares will
automatically convert to
Class A shares, on a quarterly basis,
beginning approximately
seven years after purchase. This
conversion feature is not
reflected in the graph. Class Z shares
are not subject to
a sales charge or a distribution fee.

The S&P 500 is a capital-weighted
index, representing the
aggregate market value of the common
equity of 500 stocks
primarily traded on the New York Stock
Exchange. The S&P 500 is an
unmanaged index and includes the
reinvestment of all dividends,
but does not reflect the payment of
transaction costs and
advisory fees associated with an
investment in the Fund.
The securities in the S&P 500 may
differ substantially from the
securities in the Fund. The S&P 500 is
not the only index
that may be used to characterize
performance of stock funds
and other indexes may portray
different comparative performance.

Class A         (GRAPH)

Average Annual Total
Returns -
Class A ---
-----------
--------
   With
   Sales
   Load
21.99%
Since
Inception
33.28% for
1 Year
  Without
  Sales
  Load
25.31%
Since
Inception
40.29% for
1 Year


Class B
(GRAPH)

Average
Annual
Total
Returns -
Class B ---
-----------
--------
   With
   Sales
   Load
22.68%
Since
Inception
34.39% for
1 Year

Without
Sales Load
24.41%
Since
Inception
39.39% for
1 Year

Class C
(GRAPH)

Average Annual
Total Returns -
Class C -------
---------------
   With Sales
   Load
24.41%
Since
Inception
38.39% for
1 Year

Without
Sales Load
24.41%
Since
Inception
39.39% for
1 Year

Class Z
(GRAPH)
Average
Annual Total
Returns -
Class Z -----
-------------
----
   Without
   Sales Load
31.85% Since
Inception
40.71% for 1
Year

Prudential
Mutual Funds
Gateway
Center Three
100 Mulberry
Street
Newark, NJ
07102-4077

(800) 225-
1852
http://www.pr
udential.com

Directors
Edward D.
Beach
Delayne
Dedrick
Gold Robert
F. Gunia
Donald D.
Lennox
Douglas H.
McCorkindal
e Mendel A.
Melzer
Thomas
T.
Mooney
Stephe
n P.
Munn
Richar
d A.
Redeke
r
Robin
B.
Smith
Louis
A.
Weil,
III
Clay
T.
Whiteh
ead

Office
rs
Richard A. Redeker, President
Thomas A. Early, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant
Treasurer
S. Jane Rose, Secretary
Marguerite E.H. Morrison,
Assistant Secretary

Manager
Prudential Investments Fund
Management LLC Gateway Center
Three
100 Mulberry Street
Newark, NJ  07102-
4077

Investment Adviser
Jennison Associates
Capital Corp. 466
Lexington Avenue
New York, NY  10017

Distributor
Prudential Securities
Incorporated One
Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and
Trust Company One
Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund
Services LLC P.O. Box
15005
New Brunswick, NJ 08906

Independent Accountants
Price Waterhouse LLP
1177 Avenue of the
Americas
New York, NY 10036

Legal Counsel
Gardner, Carton &
Douglas
Quaker Tower
321 North Clark Street Chicago, IL
60610-4795

The views expressed in this report and
information about
the Fund's portfolio holdings are for
the period covered
by this report and are subject to
change thereafter.

This report is not authorized for
distribution to prospective
investors unless preceded or
accompanied by a current prospectus.

74437E107   MF168E
74437E206   Cat. #42M154R
74437E305
74437E404